UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Balanced Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Balanced Fund

Eaton Vance
Balanced Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity and fixed-income investors, the 12-month period ended December 31, 2023, may be viewed as a roller-coaster ride driven by shifting perceptions of how long the U.S. Federal Reserve (the Fed) might keep raising interest rates to combat inflation, how long rates might remain high, and whether the Fed could guide the world’s largest economy to a soft economic landing.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive stock market performance. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
In the fixed-income market, meanwhile, government bonds performed poorly as the Fed continued raising the federal funds rate through July 2023. Corporate bond returns, however, were positive throughout the period, buoyed by the very factors that were fueling inflation: low unemployment, strong job creation, and robust consumer spending.
From August through October 2023, the bond market became an attractive alternative to stocks as investors feared the Fed might keep rates higher for longer than anticipated, and longer-term bond interest rates rose sharply. Given the potential for relatively strong returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. stocks and bonds both rallied. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note. The S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rose more than 9% in November and more than 4% in December 2023. The bond market rebounded as the Fed announced in December that its monetary tightening cycle was finished and there could be as many as three rate cuts in 2024.
For the period as a whole, U.S. equity performance was strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, and the Nasdaq Composite Index returned 44.64%.
U.S. Treasurys finished the period in positive territory as well, with the Bloomberg U.S. Treasury Index returning 4.05%. The Bloomberg U.S. Corporate Bond Index, meanwhile, returned 8.52% during the period.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Balanced Fund (the Fund) returned 16.05% for Class A shares at net asset value (NAV), underperforming its primary benchmark, the S&P 500® Index (the Index), which returned 26.29%.
The Fund invests in a blend of Stock Portfolio -- the Fund’s equity allocation -- and Core Bond Portfolio -- the Fund’s fixed-income allocation. At period-end, 57% of the Fund was invested in equities, while 43% was invested in fixed-income securities.
On the equity side, the Stock Portfolio underperformed the Index during the period. On an individual stock basis, the largest detractor from Fund performance versus the Index was an underweight position in semiconductor maker NVIDIA Corp. The company’s share price more than tripled during the period, lifted by increased demand for its high-end graphics processing units in the burgeoning artificial intelligence (AI) industry.
On a sector basis, stock selections in the information technology, communication services, and utilities sectors detracted from Fund performance versus the Index during the period.
In contrast, the largest individual stock contributor to Fund performance relative to the Index was an overweight position in Lam Research Corp., which manufactures equipment used to fabricate semiconductor microchips. Although sales and earnings were relatively weak during the period, the company’s stock price nearly doubled on investor enthusiasm over AI and the potential for stronger sales in 2024 and beyond to supply microchip producers with new equipment.
On a sector basis, stock selections and underweight positions in the health care and energy sectors, along with stock selections in the financials sector, contributed to Fund performance versus the Index during the period.
On the fixed-income side, the Core Bond Portfolio underperformed the Index, but outperformed the Fund’s secondary benchmark, the Bloomberg U.S. Aggregate Bond Index (the Secondary Index), which returned 5.53% during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Balanced Fund
December 31, 2023
Management’s Discussion of Fund Performance† — continued

The Fund’s asset allocation contributed most to returns relative to the Secondary Index during the period. Allocations to investment-grade credit and high yield credit were especially beneficial to Secondary Index-relative returns. Meanwhile, security selections in investment-grade credit and asset-backed securities also enhanced Secondary Index-relative performance during the period.
In contrast, duration positioning in the Fund’s investment-grade credit and U.S. Treasury allocations detracted from Secondary Index-relative returns during the period. The Fund’s security selections in the commercial mortgage-backed securities sector and an underweight exposure to U.S. Treasurys also weighed on performance relative to the Secondary Index.
The Fund’s use of derivatives had a slight positive impact on returns relative to the Secondary Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Balanced Fund
December 31, 2023
Performance

Portfolio Manager(s) Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	16.05%	9.53%	7.36%
Class A with 5.25% Maximum Sales Charge	—	—	9.94	8.36	6.78
Class C at NAV	11/02/1993	04/01/1932	15.15	8.71	6.72
Class C with 1% Maximum Deferred Sales Charge	—	—	14.15	8.71	6.72
Class I at NAV	09/28/2012	04/01/1932	16.32	9.82	7.63
Class R at NAV	05/02/2016	04/01/1932	15.83	9.27	7.17
Class R6 at NAV	05/02/2016	04/01/1932	16.37	9.87	7.67

S&P 500® Index	—	—	26.29%	15.68%	12.03%
Bloomberg U.S. Aggregate Bond Index	—	—	5.53	1.10	1.81
Blended Index	—	—	17.67	9.98	8.09
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	0.97%	1.72%	0.72%	1.22%	0.67%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$19,171	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,087,524	N.A.
Class R	$10,000	12/31/2013	$19,986	N.A.
Class R6, at minimum investment	$5,000,000	12/31/2013	$10,476,979	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Balanced Fund
December 31, 2023
Fund Profile

Asset Allocation (% of total investments)[1]
[1]	Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.
Equity Investments Sector Allocation (% of total investments)
Fixed-Income Allocation (% of total investments)

5

Eaton Vance
Balanced Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment grade bonds, including corporate, government and mortgage-backed securities. The Blended Index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

6

Eaton Vance
Balanced Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,068.80	$5.11	0.98%
Class C	$1,000.00	$1,065.20	$9.01	1.73%
Class I	$1,000.00	$1,070.00	$3.81	0.73%
Class R	$1,000.00	$1,067.70	$6.41	1.23%
Class R6	$1,000.00	$1,070.30	$3.55	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.27	$4.99	0.98%
Class C	$1,000.00	$1,016.48	$8.79	1.73%
Class I	$1,000.00	$1,021.53	$3.72	0.73%
Class R	$1,000.00	$1,019.01	$6.26	1.23%
Class R6	$1,000.00	$1,021.78	$3.47	0.68%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. The Example reflects the expenses of both the Fund and the Portfolios.
7

Eaton Vance
Balanced Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investment in Core Bond Portfolio, at value (identified cost, $360,850,395)	$ 333,818,965
Investment in Stock Portfolio, at value (identified cost, $335,199,869)	514,911,190
Receivable for Fund shares sold	642,210
Total assets	$849,372,365
Liabilities
Payable for Fund shares redeemed	$ 499,119
Payable to affiliates:
Administration fee	28,516
Distribution and service fees	214,701
Trustees' fees	125
Accrued expenses	261,256
Total liabilities	$ 1,003,717
Net Assets	$848,368,648
Sources of Net Assets
Paid-in capital	$ 654,631,354
Distributable earnings	193,737,294
Net Assets	$848,368,648
Class A Shares
Net Assets	$ 395,906,699
Shares Outstanding	37,911,652
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.44
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 11.02
Class C Shares
Net Assets	$ 146,922,937
Shares Outstanding	13,988,850
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.50
Class I Shares
Net Assets	$ 284,307,270
Shares Outstanding	27,208,836
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.45
Class R Shares
Net Assets	$ 14,157,636
Shares Outstanding	1,361,838
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.40
8
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R6 Shares
Net Assets	$7,074,106
Shares Outstanding	676,890
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income allocated from Portfolios (net of foreign taxes withheld of $25,606)	$ 6,616,893
Interest income allocated from Portfolios (net of foreign taxes withheld of $652)	14,154,633
Expenses allocated from Portfolios	(4,866,339)
Total investment income from Portfolios	$ 15,905,187
Expenses
Administration fee	$ 335,489
Distribution and service fees:
Class A	923,301
Class C	1,673,827
Class R	68,170
Trustees’ fees and expenses	500
Custodian fee	53,903
Transfer and dividend disbursing agent fees	636,417
Legal and accounting services	64,050
Printing and postage	72,972
Registration fees	81,509
Miscellaneous	20,618
Total expenses	$ 3,930,756
Net investment income	$ 11,974,431
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ 26,394,882
Futures contracts	(396,654)
Foreign currency transactions	(5,508)
Net realized gain	$ 25,992,720
Change in unrealized appreciation (depreciation):
Investments	$ 84,203,114
Futures contracts	670,721
Foreign currency	6,529
Net change in unrealized appreciation (depreciation)	$ 84,880,364
Net realized and unrealized gain	$110,873,084
Net increase in net assets from operations	$122,847,515
10
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,974,431	$ 9,964,028
Net realized gain	25,992,720	12,164,717
Net change in unrealized appreciation (depreciation)	84,880,364	(194,365,904)
Net increase (decrease) in net assets from operations	$122,847,515	$ (172,237,159)
Distributions to shareholders:
Class A	$ (7,921,538)	$ (19,606,480)
Class C	(2,086,519)	(8,804,256)
Class I	(6,656,672)	(16,932,328)
Class R	(259,027)	(691,511)
Class R6	(150,942)	(262,178)
Total distributions to shareholders	$ (17,074,698)	$ (46,296,753)
Transactions in shares of beneficial interest:
Class A	$ (2,382,199)	$ (9,760,073)
Class C	(56,876,573)	(25,998,184)
Class I	(34,519,562)	(49,224,778)
Class R	(488,453)	557,795
Class R6	1,765,045	464,775
Net decrease in net assets from Fund share transactions	$ (92,501,742)	$ (83,960,465)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ —	$ (784,624)
Portfolio transaction fee allocated from Portfolio	—	765,338
Net decrease in net assets from other capital	$ —	$ (19,286)
Net increase (decrease) in net assets	$ 13,271,075	$ (302,513,663)
Net Assets
At beginning of year	$ 835,097,573	$1,137,611,236
At end of year	$848,368,648	$ 835,097,573
11
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.190	$ 11.500	$ 10.930	$ 9.850	$ 8.280
Income (Loss) From Operations
Net investment income(1)	$ 0.145	$ 0.116	$ 0.085	$ 0.110	$ 0.125
Net realized and unrealized gain (loss)	1.315	(1.896)	1.430	1.266	1.819
Total income (loss) from operations	$ 1.460	$ (1.780)	$ 1.515	$ 1.376	$ 1.944
Less Distributions
From net investment income	$ (0.155)	$ (0.130)	$ (0.127)	$ (0.118)	$ (0.127)
From net realized gain	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$ (0.210)	$ (0.530)	$ (0.945)	$ (0.296)	$ (0.374)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)
Net asset value — End of year	$ 10.440	$ 9.190	$ 11.500	$ 10.930	$ 9.850
Total Return(3)	16.05%	(15.58)%	14.01%	14.20% (4)	23.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$395,907	$350,731	$448,684	$391,745	$353,169
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.98% (6)	0.97% (6)	0.95%	0.96% (4)	0.98%
Net investment income	1.50%	1.15%	0.73%	1.10%	1.34%
Portfolio Turnover of the Fund(7)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
12
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.240	$ 11.550	$ 10.970	$ 9.900	$ 8.310
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.072	$ 0.039	$ (0.002)	$ 0.036	$ 0.055
Net realized and unrealized gain (loss)	1.320	(1.897)	1.442	1.257	1.837
Total income (loss) from operations	$ 1.392	$ (1.858)	$ 1.440	$ 1.293	$ 1.892
Less Distributions
From net investment income	$ (0.077)	$ (0.052)	$ (0.042)	$ (0.045)	$ (0.055)
From net realized gain	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$ (0.132)	$ (0.452)	$ (0.860)	$ (0.223)	$ (0.302)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)
Net asset value — End of year	$ 10.500	$ 9.240	$ 11.550	$ 10.970	$ 9.900
Total Return(3)	15.15%	(16.16)%	13.21%	13.21% (4)	22.71%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$146,923	$182,999	$258,309	$248,249	$236,215
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.73% (6)	1.72% (6)	1.70%	1.71% (4)	1.73%
Net investment income (loss)	0.74%	0.39%	(0.02)%	0.36%	0.59%
Portfolio Turnover of the Fund(7)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
13
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.200	$ 11.500	$ 10.930	$ 9.860	$ 8.280
Income (Loss) From Operations
Net investment income(1)	$ 0.170	$ 0.140	$ 0.114	$ 0.134	$ 0.149
Net realized and unrealized gain (loss)	1.314	(1.884)	1.430	1.257	1.830
Total income (loss) from operations	$ 1.484	$ (1.744)	$ 1.544	$ 1.391	$ 1.979
Less Distributions
From net investment income	$ (0.179)	$ (0.156)	$ (0.156)	$ (0.143)	$ (0.152)
From net realized gain	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$ (0.234)	$ (0.556)	$ (0.974)	$ (0.321)	$ (0.399)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)
Net asset value — End of year	$ 10.450	$ 9.200	$ 11.500	$ 10.930	$ 9.860
Total Return(3)	16.32%	(15.27)%	14.28%	14.36% (4)	24.07%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$284,307	$283,882	$409,900	$399,991	$322,436
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.73% (6)	0.72% (6)	0.70%	0.71% (4)	0.73%
Net investment income	1.75%	1.39%	0.98%	1.34%	1.59%
Portfolio Turnover of the Fund(7)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
14
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.150	$11.450	$ 10.890	$ 9.820	$ 8.260
Income (Loss) From Operations
Net investment income(1)	$ 0.121	$ 0.091	$ 0.055	$ 0.083	$ 0.102
Net realized and unrealized gain (loss)	1.315	(1.885)	1.425	1.261	1.812
Total income (loss) from operations	$ 1.436	$ (1.794)	$ 1.480	$ 1.344	$ 1.914
Less Distributions
From net investment income	$ (0.131)	$ (0.106)	$ (0.102)	$ (0.096)	$ (0.107)
From net realized gain	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$ (0.186)	$ (0.506)	$ (0.920)	$ (0.274)	$(0.354)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$(0.000) (2)
Net asset value — End of year	$10.400	$ 9.150	$11.450	$10.890	$ 9.820
Total Return(3)	15.83%	(15.77)%	13.71%	13.89% (4)	23.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 14,158	$12,922	$ 15,587	$ 8,958	$ 5,905
Ratios (as a percentage of average daily net assets):(5)
Expenses	1.23% (6)	1.22% (6)	1.20%	1.21% (4)	1.23%
Net investment income	1.25%	0.90%	0.47%	0.84%	1.08%
Portfolio Turnover of the Fund(7)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
15
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.200	$11.510	$ 10.930	$ 9.860	$ 8.280
Income (Loss) From Operations
Net investment income(1)	$ 0.176	$ 0.146	$ 0.119	$ 0.139	$ 0.153
Net realized and unrealized gain (loss)	1.313	(1.895)	1.440	1.256	1.829
Total income (loss) from operations	$ 1.489	$ (1.749)	$ 1.559	$ 1.395	$ 1.982
Less Distributions
From net investment income	$ (0.184)	$ (0.161)	$ (0.161)	$ (0.147)	$ (0.155)
From net realized gain	(0.055)	(0.400)	(0.818)	(0.178)	(0.247)
Total distributions	$ (0.239)	$ (0.561)	$ (0.979)	$ (0.325)	$ (0.402)
Portfolio transaction fee, net(1)	$ —	$ (0.000)(2)	$ (0.000)(2)	$ 0.000(2)	$ (0.000)(2)
Net asset value — End of year	$10.450	$ 9.200	$11.510	$10.930	$ 9.860
Total Return(3)	16.37%	(15.30)%	14.42%	14.41% (4)	24.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,074	$ 4,564	$ 5,131	$ 54,388	$42,255
Ratios (as a percentage of average daily net assets):(5)
Expenses	0.68% (6)	0.67% (6)	0.66%	0.67% (4)	0.68%
Net investment income	1.80%	1.45%	1.02%	1.39%	1.63%
Portfolio Turnover of the Fund(7)	2%	7%	7%	11%	12%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005 or $(0.0005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator of the Fund reimbursed certain operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2020). Absent this reimbursement, total return would be lower.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolios’ adviser fee due to the Portfolios’ investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
16
See Notes to Financial Statements.

Eaton Vance
Balanced Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing substantially all of its assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund's proportionate interest in each of the Portfolio's net assets at December 31, 2023 were as follows: Core Bond Portfolio (56.2%) and Stock Portfolio (86.6%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.
Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
17

Eaton Vance
Balanced Fund
December 31, 2023
Notes to Financial Statements — continued

E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$12,494,004	$10,727,583
Long-term capital gains	$ 4,580,694	$35,569,170
During the year ended December 31, 2023, distributable earnings was decreased by $1,646,331 and paid-in capital was increased by $1,646,331 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 10,894,949
Net unrealized appreciation	182,842,345
Distributable earnings	$193,737,294
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate based on the percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
18

Eaton Vance
Balanced Fund
December 31, 2023
Notes to Financial Statements — continued

For equity securities:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For income securities and cash:
Average Daily Net Assets	Annual Fee Rate
Less than $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its pro rata share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended December 31, 2023, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $4,501,247 or 0.54% of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the year ended December 31, 2023, the administration fee amounted to $335,489.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $127,392 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $29,150 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2023 in the amount of $3,925. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $923,301 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $1,255,370 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2023, the Fund paid or accrued to EVD $34,085 for Class R shares.
19

Eaton Vance
Balanced Fund
December 31, 2023
Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $418,457 and $34,085 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received $5,134 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended December 31, 2023, increases and decreases in the Fund's investments in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Core Bond Portfolio	$5,388,301	$52,431,302
Stock Portfolio	7,753,896	75,449,924
In addition, prior to December 24, 2022, a Portfolio transaction fee was imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee was allocated to the Fund based on its pro rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	5,247,777	$ 51,183,180	3,533,106	$ 35,319,040
Issued to shareholders electing to receive payments of distributions in Fund shares	732,879	7,213,576	1,892,087	17,920,820
Redemptions	(6,229,639)	(60,778,955)	(6,286,466)	(62,999,933)
Net decrease	(248,983)	$ (2,382,199)	(861,273)	$ (9,760,073)
Class C
Sales	783,217	$ 7,671,569	1,504,585	$ 15,270,383
Issued to shareholders electing to receive payments of distributions in Fund shares	206,249	2,046,818	915,758	8,650,430
Redemptions	(6,808,578)	(66,594,960)	(4,974,068)	(49,918,997)
Net decrease	(5,819,112)	$(56,876,573)	(2,553,725)	$ (25,998,184)
20

Eaton Vance
Balanced Fund
December 31, 2023
Notes to Financial Statements — continued

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	4,423,506	$ 42,912,161	4,591,878	$ 46,467,208
Issued to shareholders electing to receive payments of distributions in Fund shares	616,616	6,052,407	1,636,674	15,552,170
Redemptions	(8,702,084)	(83,484,130)	(10,986,770)	(111,244,156)
Net decrease	(3,661,962)	$(34,519,562)	(4,758,218)	$ (49,224,778)
Class R
Sales	271,074	$ 2,625,867	263,754	$ 2,711,156
Issued to shareholders electing to receive payments of distributions in Fund shares	26,380	258,639	73,478	691,512
Redemptions	(347,826)	(3,372,959)	(286,225)	(2,844,873)
Net increase (decrease)	(50,372)	$ (488,453)	51,007	$ 557,795
Class R6
Sales	314,482	$ 3,065,657	228,791	$ 2,300,945
Issued to shareholders electing to receive payments of distributions in Fund shares	15,277	150,661	27,540	261,580
Redemptions	(149,094)	(1,451,273)	(206,014)	(2,097,750)
Net increase	180,665	$ 1,765,045	50,317	$ 464,775
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023 and December 31, 2022, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Stock Portfolio were valued based on Level 1 inputs.
21

Eaton Vance
Balanced Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Balanced Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
Balanced Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Business Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $116,353, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $5,938,454, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 46.16% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $12,638,898 or, if subsequently determined to be different, the net capital gain of such year.
23

Stock Portfolio
December 31, 2023
Portfolio of Investments

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	26,800	$ 4,793,716
		$ 4,793,716
Biotechnology — 2.2%
AbbVie, Inc.	84,016	$ 13,019,959
		$ 13,019,959
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	189,089	$ 28,730,183
		$ 28,730,183
Capital Markets — 6.3%
Intercontinental Exchange, Inc.	89,304	$ 11,469,313
S&P Global, Inc.	22,836	10,059,715
Stifel Financial Corp.	114,519	7,918,989
Tradeweb Markets, Inc., Class A	90,429	8,218,187
		$ 37,666,204
Chemicals — 1.5%
Linde PLC	21,306	$ 8,750,587
		$ 8,750,587
Commercial Services & Supplies — 1.8%
GFL Environmental, Inc.	120,129	$ 4,145,652
Waste Management, Inc.	38,173	6,836,784
		$ 10,982,436
Consumer Staples Distribution & Retail — 2.3%
Walmart, Inc.	85,600	$ 13,494,840
		$ 13,494,840
Containers & Packaging — 1.4%
AptarGroup, Inc.	66,580	$ 8,230,620
		$ 8,230,620
Electric Utilities — 1.3%
NextEra Energy, Inc.	123,397	$ 7,495,134
		$ 7,495,134
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	50,957	$ 8,402,300
		$ 8,402,300
Financial Services — 3.7%
Shift4 Payments, Inc., Class A(1)	89,200	$ 6,631,128
Visa, Inc., Class A	59,330	15,446,565
		$ 22,077,693
Ground Transportation — 2.2%
Uber Technologies, Inc.(1)	84,000	$ 5,171,880
Union Pacific Corp.	33,224	8,160,479
		$ 13,332,359
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.(1)	24,857	$ 8,385,758
Stryker Corp.	26,633	7,975,518
		$ 16,361,276
Health Care Providers & Services — 1.4%
Humana, Inc.	18,200	$ 8,332,142
		$ 8,332,142
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	7,989	$ 3,293,305
Marriott International, Inc., Class A	28,408	6,406,288
		$ 9,699,593
Household Products — 1.8%
Procter & Gamble Co. (The)	74,400	$ 10,902,576
		$ 10,902,576
Insurance — 3.7%
Allstate Corp. (The)	81,270	$ 11,376,175
W.R. Berkley Corp.	147,000	10,395,840
		$ 21,772,015
Interactive Media & Services — 7.4%
Alphabet, Inc., Class C(1)	203,497	$ 28,678,832
Meta Platforms, Inc., Class A(1)	42,612	15,082,944
		$ 43,761,776
IT Services — 1.3%
Gartner, Inc.(1)	17,755	$ 8,009,458
		$ 8,009,458

24
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Life Sciences Tools & Services — 3.4%
Danaher Corp.	27,520	$ 6,366,477
Illumina, Inc.(1)	36,655	5,103,842
Thermo Fisher Scientific, Inc.	15,980	8,482,024
		$ 19,952,343
Machinery — 0.9%
Parker-Hannifin Corp.	12,100	$ 5,574,470
		$ 5,574,470
Media — 1.6%
Comcast Corp., Class A	221,105	$ 9,695,454
		$ 9,695,454
Multi-Utilities — 0.6%
Sempra	48,826	$ 3,648,767
		$ 3,648,767
Oil, Gas & Consumable Fuels — 1.9%
ConocoPhillips	95,256	$ 11,056,364
		$ 11,056,364
Pharmaceuticals — 2.4%
Eli Lilly & Co.	24,800	$ 14,456,416
		$ 14,456,416
Professional Services — 4.6%
Automatic Data Processing, Inc.	40,836	$ 9,513,563
Booz Allen Hamilton Holding Corp.	44,590	5,703,507
TransUnion	173,470	11,919,123
		$ 27,136,193
Real Estate Management & Development — 1.5%
FirstService Corp.	53,264	$ 8,633,562
		$ 8,633,562
Semiconductors & Semiconductor Equipment — 9.0%
Analog Devices, Inc.	49,713	$ 9,871,013
Broadcom, Inc.	9,707	10,835,439
Lam Research Corp.	9,645	7,554,543
NVIDIA Corp.	50,500	25,008,610
		$ 53,269,605
Software — 11.7%
ANSYS, Inc.(1)	24,201	$ 8,782,059
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(1)	7,000	$ 8,148,070
Microsoft Corp.	140,264	52,744,874
		$ 69,675,003
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	34,081	$ 6,628,073
TJX Cos., Inc. (The)	78,122	7,328,625
		$ 13,956,698
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	237,484	$ 45,722,794
		$ 45,722,794
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	60,367	$ 6,554,045
		$ 6,554,045
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.	46,008	$ 7,376,463
		$ 7,376,463
Total Common Stocks (identified cost $365,929,040)		$592,523,044

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	2,428,547	$ 2,428,547
Total Short-Term Investments (identified cost $2,428,547)		$ 2,428,547
Total Investments — 100.1% (identified cost $368,357,587)		$594,951,591
Other Assets, Less Liabilities — (0.1)%		$ (469,556)
Net Assets — 100.0%		$594,482,035
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

25
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $365,929,040)	$ 592,523,044
Affiliated investments, at value (identified cost $2,428,547)	2,428,547
Dividends receivable	373,160
Dividends receivable from affiliated investments	14,084
Tax reclaims receivable	22,146
Trustees' deferred compensation plan	56,331
Total assets	$595,417,312
Liabilities
Payable for investments purchased	$ 440,920
Payable to affiliates:
Investment adviser fee	297,775
Trustees' fees	9,205
Trustees' deferred compensation plan	56,331
Accrued expenses	131,046
Total liabilities	$ 935,277
Net Assets applicable to investors' interest in Portfolio	$594,482,035
26
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $16,419)	$ 6,918,566
Dividend income from affiliated investments	135,448
Total investment income	$ 7,054,014
Expenses
Investment adviser fee	$ 3,392,163
Trustees’ fees and expenses	25,823
Custodian fee	138,280
Legal and accounting services	71,158
Miscellaneous	35,550
Total expenses	$ 3,662,974
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 3,963
Total expense reductions	$ 3,963
Net expenses	$ 3,659,011
Net investment income	$ 3,395,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 45,847,288
Foreign currency transactions	(6,344)
Net realized gain	$ 45,840,944
Change in unrealized appreciation (depreciation):
Investments	$ 74,494,795
Foreign currency	7,523
Net change in unrealized appreciation (depreciation)	$ 74,502,318
Net realized and unrealized gain	$120,343,262
Net increase in net assets from operations	$123,738,265
27
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,395,003	$ 5,289,328
Net realized gain	45,840,944	32,248,543
Net change in unrealized appreciation (depreciation)	74,502,318	(166,975,429)
Net increase (decrease) in net assets from operations	$123,738,265	$(129,437,558)
Capital transactions:
Contributions	$ 11,099,572	$ 5,305,309
Withdrawals	(90,392,247)	(198,020,738)
Portfolio transaction fee	—	879,886
Net decrease in net assets from capital transactions	$ (79,292,675)	$(191,835,543)
Net increase (decrease) in net assets	$ 44,445,590	$(321,273,101)
Net Assets
At beginning of year	$ 550,036,445	$ 871,309,546
At end of year	$594,482,035	$ 550,036,445
28
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.64% (1)	0.64% (1)	0.63%	0.64%	0.63%
Net investment income	0.60%	0.82%	0.55%	0.84%	0.99%
Portfolio Turnover	44%	52%	44%	70%	55%
Total Return	24.43%	(16.49)%	23.21%	18.61%	35.47%
Net assets, end of year (000’s omitted)	$594,482	$550,036	$871,310	$804,446	$683,548
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
29
See Notes to Financial Statements.

Stock Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2023, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.4% and 86.6%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
30

Stock Portfolio
December 31, 2023
Notes to Financial Statements — continued

G   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, prior to December 24, 2022, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee was recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended December 31, 2023, the Portfolio's investment adviser fee amounted to $3,392,163 or 0.60% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $3,963 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $247,069,992 and $323,019,446, respectively, for the year ended December 31, 2023.
31

Stock Portfolio
December 31, 2023
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$370,127,195
Gross unrealized appreciation	$ 225,968,999
Gross unrealized depreciation	(1,144,603)
Net unrealized appreciation	$224,824,396
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
6   Affiliated Investments
At December 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,428,547, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,125	$90,266,983	$(87,842,561)	$ —	$ —	$2,428,547	$135,448	2,428,547
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
32

Stock Portfolio
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 592,523,044*	$ —	$ —	$ 592,523,044
Short-Term Investments	2,428,547	—	—	2,428,547
Total Investments	$ 594,951,591	$ —	$ —	$594,951,591
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
33

Stock Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
34

Eaton Vance
Balanced Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust), Core Bond Portfolio (CBP) and Stock Portfolio (SP) (the Portfolios) are responsible for the overall management and supervision of the Trust and each Portfolio’s affairs. The Board members and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolios to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolios to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and each Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
35

Eaton Vance
Balanced Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President of the Trust	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
R. Kelly Williams, Jr. 1971	President of Stock Portfolio	Since 2023	President and Chief Operating Officer of Atlanta Capital Management Company, LLC. Officer of 21 registered investment companies managed by Eaton Vance or BMR.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
36

Eaton Vance
Balanced Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and each Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
37

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
38

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
40

Investment Adviser of Core Bond Portfolio and Stock Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162    12.31.23

Eaton Vance
Core Bond Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Core Bond Fund

Eaton Vance
Core Bond Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For fixed-income investors, the dominant events during the 12-month period ended December 31, 2023, were four interest rate hikes by the U.S. Federal Reserve (the Fed), followed by an end-of-year halt to rising rates, and the prospect of rate cuts as early as March 2024.
While the Fed’s campaign to tamp down inflation led to negative performance for government bonds until later in the period, corporate bond returns were positive throughout the calendar year buoyed by the very factors that were fueling inflation: low unemployment, strong job creation, and robust consumer spending.
By the summer of 2023, many economists and market observers came around to the view that the Fed might be able to accomplish what had seldom, if ever, been done before: Raise interest rates significantly to lower inflation and still bring the U.S. economy in for a soft landing without a recession.
However, one persistent cloud over fixed-income markets during much of the period was a fear that even after the Fed finished raising the federal funds rate, America’s central bank might leave rates elevated for an extended time. From August to October 2023, longer-term interest rates rose dramatically as investor expectations of how high rates might go -- and how long rates might stay there -- seemed to get higher and longer.
This fear was largely dispelled during the last two months of the period when data showed inflation falling faster than anticipated. In December 2023, the Fed announced that its current round of rate hikes were done and, subsequently, there could be as many as three rate cuts in 2024. This sharp turnaround led to a strong rebound in bond markets that produced substantial positive returns in all major fixed-income markets during the period.
U.S. Treasurys -- one of the worst-performing major fixed-income asset classes during the Fed’s monetary-tightening cycle -- finished in positive territory, with the Bloomberg U.S. Treasury Index returning 4.05% for the full period.
Meanwhile, the Bloomberg U.S. Corporate Bond Index returned 8.52% during the period.
Elsewhere, high yield bonds were the standout performer among major fixed-income asset classes during the period, with the Bloomberg U.S. Corporate High Yield Index returning 13.44%. With a strong U.S. economy helping keep bond defaults low and a recession looking increasingly remote, investors gravitated toward riskier investments with greater yields.
Asset-backed securities benefited from strong consumer balance sheets as well as steady consumer spending during the period, with the Bloomberg U.S. Asset-Backed Securities Index returning 5.54%.
Mortgage-backed securities (MBS), which had posted negative returns during much of the period, underwent a resurgence in the final months.
MBS performance had weakened during the period as the Fed gradually reduced its MBS holdings as part of its quantitative tightening program. In addition, several regional banks -- that had been significant buyers of MBS -- liquidated their assets following the banking crisis of March 2023. However, boosted by news of the end of rate hikes -- and possible rate cuts to come -- the Bloomberg U.S. Mortgage-Backed Securities Index returned 5.05% during the period.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Core Bond Fund (the Fund) returned 5.81% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index), which returned 5.53%.
The Fund’s asset allocation contributed most to returns relative to the Index during the period. Allocations to investment-grade credit and high yield credit were especially beneficial to Index-relative returns. Meanwhile, security selections in investment-grade credit and asset-backed securities also enhanced Index-relative performance during the period.
In contrast, duration positioning in the Fund’s investment-grade credit and U.S. Treasury allocations detracted from Index-relative returns during the period. The Fund’s security selections in the commercial mortgage-backed securities sector and an underweight exposure to U.S. Treasurys also weighed on performance relative to the Index.
The Fund’s use of derivatives had a slight positive impact on returns relative to the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Core Bond Fund
December 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	5.81%	1.59%	1.86%
Class A with 3.25% Maximum Sales Charge	—	—	2.40	0.92	1.52
Class I at NAV	03/21/2007	03/07/2000	6.08	1.87	2.12

Bloomberg U.S. Aggregate Bond Index	—	—	5.53%	1.10%	1.81%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.86%	0.61%
Net	0.74	0.49
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I, at minimum investment	$1,000,000	12/31/2013	$1,233,647	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Core Bond Fund
December 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
4

Eaton Vance
Core Bond Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg U.S. Corporate High Yield Index measures USD-denominated, non-investment grade corporate securities. Bloomberg U.S. Asset-Backed Securities Index tracks the performance of U.S. dollar denominated investment grade, fixed rate asset-backed securities publicly issued in the U.S. domestic market. Bloomberg U.S. Mortgage-Backed Securities Index measures agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Eaton Vance
Core Bond Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,036.60	$3.80**	0.74%
Class I	$1,000.00	$1,039.10	$2.52**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.48	$3.77**	0.74%
Class I	$1,000.00	$1,022.74	$2.50**	0.49%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
6

Eaton Vance
Core Bond Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investment in Core Bond Portfolio, at value (identified cost $264,367,476)	$ 259,819,734
Receivable for Fund shares sold	1,725,032
Receivable from affiliates	20,084
Total assets	$261,564,850
Liabilities
Payable for Fund shares redeemed	$ 225,395
Distributions payable	2,298
Payable to affiliates:
Distribution and service fees	4,168
Trustees' fees	125
Accrued expenses	63,010
Total liabilities	$ 294,996
Net Assets	$261,269,854
Sources of Net Assets
Paid-in capital	$ 285,312,949
Accumulated loss	(24,043,095)
Net Assets	$261,269,854
Class A Shares
Net Assets	$ 20,163,372
Shares Outstanding	2,348,734
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.58
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.87
Class I Shares
Net Assets	$ 241,106,482
Shares Outstanding	28,126,359
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.57
On sales of $100,000 or more, the offering price of Class A shares is reduced.
7
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $8,458)	$ 352,906
Interest and other income allocated from Portfolio (net of foreign taxes withheld of $588)	10,048,447
Expenses allocated from Portfolio	(1,200,684)
Total investment income from Portfolio	$ 9,200,669
Expenses
Distribution and service fees:
Class A	$ 39,786
Trustees’ fees and expenses	500
Custodian fee	24,334
Transfer and dividend disbursing agent fees	75,116
Legal and accounting services	34,936
Printing and postage	10,286
Registration fees	66,846
Miscellaneous	10,407
Total expenses	$ 262,211
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 231,801
Total expense reductions	$ 231,801
Net expenses	$ 30,410
Net investment income	$ 9,170,259
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (9,592,919)
Futures contracts	(305,962)
Net realized loss	$ (9,898,881)
Change in unrealized appreciation (depreciation):
Investments	$ 13,187,794
Futures contracts	426,055
Net change in unrealized appreciation (depreciation)	$13,613,849
Net realized and unrealized gain	$ 3,714,968
Net increase in net assets from operations	$12,885,227
8
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,170,259	$ 4,079,558
Net realized loss	(9,898,881)	(7,008,923)
Net change in unrealized appreciation (depreciation)	13,613,849	(19,460,408)
Net increase (decrease) in net assets from operations	$ 12,885,227	$ (22,389,773)
Distributions to shareholders:
Class A	$ (587,259)	$ (371,328)
Class I	(8,970,700)	(4,410,863)
Total distributions to shareholders	$ (9,557,959)	$ (4,782,191)
Transactions in shares of beneficial interest:
Class A	$ 6,504,390	$ (1,658,885)
Class I	40,211,921	115,964,665
Net increase in net assets from Fund share transactions	$ 46,716,311	$114,305,780
Net increase in net assets	$ 50,043,579	$ 87,133,816
Net Assets
At beginning of year	$ 211,226,275	$ 124,092,459
At end of year	$261,269,854	$211,226,275
9
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.410	$ 9.970	$10.260	$ 10.010	$ 9.490
Income (Loss) From Operations
Net investment income(1)	$ 0.296	$ 0.201	$ 0.184	$ 0.226	$ 0.260
Net realized and unrealized gain (loss)	0.181	(1.522)	(0.148)	0.550	0.587
Total income (loss) from operations	$ 0.477	$ (1.321)	$ 0.036	$ 0.776	$ 0.847
Less Distributions
From net investment income	$ (0.307)	$ (0.226)	$ (0.205)	$ (0.249)	$ (0.278)
From net realized gain	—	(0.013)	(0.121)	(0.277)	(0.049)
Total distributions	$ (0.307)	$ (0.239)	$ (0.326)	$ (0.526)	$ (0.327)
Net asset value — End of year	$ 8.580	$ 8.410	$ 9.970	$10.260	$10.010
Total Return(2)(3)	5.81%	(13.33)%	0.36%	7.88%	9.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,163	$13,226	$17,409	$ 21,770	$ 28,309
Ratios (as a percentage of average daily net assets):(4)
Expenses (3)	0.74% (5)	0.74% (5)	0.74%	0.74%	0.74%
Net investment income	3.52%	2.25%	1.81%	2.23%	2.63%
Portfolio Turnover of the Portfolio	227% (6)	102% (6)	122% (6)	93% (6)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.12%, 0.12%, 0.12% and 0.11% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(6)	Includes the effect of To Be Announced (TBA) transactions.
10
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.400	$ 9.960	$ 10.240	$ 9.990	$ 9.470
Income (Loss) From Operations
Net investment income(1)	$ 0.315	$ 0.227	$ 0.209	$ 0.251	$ 0.283
Net realized and unrealized gain (loss)	0.183	(1.526)	(0.138)	0.550	0.588
Total income (loss) from operations	$ 0.498	$ (1.299)	$ 0.071	$ 0.801	$ 0.871
Less Distributions
From net investment income	$ (0.328)	$ (0.248)	$ (0.230)	$ (0.274)	$ (0.302)
From net realized gain	—	(0.013)	(0.121)	(0.277)	(0.049)
Total distributions	$ (0.328)	$ (0.261)	$ (0.351)	$ (0.551)	$ (0.351)
Net asset value — End of year	$ 8.570	$ 8.400	$ 9.960	$ 10.240	$ 9.990
Total Return(2)(3)	6.08%	(13.13)%	0.71%	8.16%	9.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$241,106	$198,001	$106,684	$139,826	$177,519
Ratios (as a percentage of average daily net assets):(4)
Expenses (3)	0.49% (5)	0.49% (5)	0.49%	0.49%	0.49%
Net investment income	3.75%	2.57%	2.06%	2.47%	2.87%
Portfolio Turnover of the Portfolio	227% (6)	102% (6)	122% (6)	93% (6)	89%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.12%, 0.12%, 0.12% and 0.11% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(6)	Includes the effect of To Be Announced (TBA) transactions.
11
See Notes to Financial Statements.

Eaton Vance
Core Bond Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (43.8% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
12

Eaton Vance
Core Bond Fund
December 31, 2023
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$9,557,959	$4,509,374
Long-term capital gains	$ —	$ 272,817
During the year ended December 31, 2023, accumulated loss was increased by $925 and paid-in capital was increased by $925 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 12,649
Deferred capital losses	(14,393,101)
Net unrealized depreciation	(9,660,345)
Distributions payable	(2,298)
Accumulated loss	$(24,043,095)
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $14,393,101 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $4,210,789 are short-term and $10,182,312 are long-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2023, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74% and 0.49% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $231,801 of the Fund’s operating expenses for the year ended December 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $6,729 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $3,592 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. EVD also received distribution and service fees from Class A shares (see Note 4).
13

Eaton Vance
Core Bond Fund
December 31, 2023
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $39,786 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended December 31, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $97,631,460 and $61,090,720, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,093,871	$ 9,163,386	315,964	$ 2,716,860
Issued to shareholders electing to receive payments of distributions in Fund shares	67,687	567,941	39,843	351,798
Redemptions	(384,946)	(3,226,937)	(529,023)	(4,727,543)
Net increase (decrease)	776,612	$ 6,504,390	(173,216)	$ (1,658,885)
Class I
Sales	13,774,037	$ 117,011,176	17,326,308	$ 156,279,721
Issued to shareholders electing to receive payments of distributions in Fund shares	1,069,261	8,966,403	504,807	4,405,405
Redemptions	(10,290,245)	(85,765,658)	(4,971,011)	(44,720,461)
Net increase	4,553,053	$ 40,211,921	12,860,104	$115,964,665
At December 31, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 71.1% of the value of the outstanding shares of the Fund.
14

Eaton Vance
Core Bond Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Core Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Core Bond Fund (the "Fund") (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
15

Eaton Vance
Core Bond Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $53,693, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 0.56% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 98.52% of distributions from net investment income as a 163(j) interest dividend.
16

Core Bond Portfolio
December 31, 2023
Portfolio of Investments

Asset-Backed Securities — 9.3%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust:
Series 2023-3PL, Class A, 6.60%, 8/19/30(1)	$510	$ 510,036
Series 2023-4CP, Class A, 6.81%, 11/25/30(1)	571	571,957
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,201	1,050,666
Conn's Receivables Funding, LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,858,527
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,055,893
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	320	304,751
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,342,043
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	271,514
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,096	1,075,110
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,922	2,925,614
Falcon Aerospace, Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	951	873,061
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,062,799
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	935	896,519
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,375	1,086,560
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	979,628
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	371	357,795
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	491	490,646
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	262	192,242
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,253	2,811,605
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,452	1,451,499
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,336	1,164,261
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	757	703,077
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	214	203,400
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,445,760
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,326,012
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,725	1,735,632
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	$378	$ 367,609
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	249	241,419
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	998	882,077
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,960	2,786,713
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	531	465,472
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	619	507,450
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,598	3,394,051
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	317	316,272
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,769	1,673,732
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	780	720,412
Stack Infrastructure Issuer, LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	728,337
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	227	197,445
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,312	1,260,076
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,982	1,943,855
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,318	1,887,567
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	383	385,376
Towd Point Asset Trust, Series 2018-SL1, Class A, 6.07%, (1 mo. SOFR + 0.714%), 1/25/46(1)(3)	255	254,803
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,116	1,095,997
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,933,369
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	784,307
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	839	722,716
Series 2020-A, Class C, 6.657%, 3/15/45(1)	185	147,073
Total Asset-Backed Securities (identified cost $58,685,661)		$ 55,442,735

Collateralized Mortgage Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	$830	$ 824,406

17
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$1,560	$ 1,418,250
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,515	1,561,012
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	144	153,497
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	8	7,994
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	159	159,565
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	800	802,148
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	51	51,423
Series 2013-6, Class HD, 1.50%, 12/25/42	52	45,170
Series 2014-70, Class KP, 3.50%, 3/25/44	274	262,775
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.052%, (30-day average SOFR + 2.714%), 5/25/24(3)	137	138,062
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(3)	204	205,783
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	12	12,082
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	2,703	2,792,876
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	667,173
Series 2023-84, Class MW, 6.00%, 6/20/53	653	686,677
Total Collateralized Mortgage Obligations (identified cost $9,589,347)		$ 9,788,893

Commercial Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,160,150
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,635	404,040
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	1,115	1,112,937
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	1,122	1,116,688
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	3,103	3,025,467
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,410,486
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	$1,074	$ 1,034,064
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,284,800
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.368%, 12/10/54(1)(2)	2,000	1,392,173
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.416%, 12/10/47(2)	2,500	2,316,039
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.557%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	465	460,909
Series 2021-ESH, Class C, 7.177%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,556	2,517,637
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	488	464,791
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	2,412	2,336,799
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,003,057
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	1,256	1,217,985
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,188,053
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	4,033	4,006,308
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(2)	990	650,841
Series 2014-C23, Class D, 3.982%, 9/15/47(1)(2)	2,000	1,728,549
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(2)	1,960	847,302
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(2)	376	342,295
Series 2021-MHC, Class C, 6.776%, (1 mo. SOFR + 1.414%), 4/15/38(1)(3)	2,425	2,394,254
Med Trust, Series 2021-MDLN, Class D, 7.477%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	1,582	1,545,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.72%, 5/15/49(2)(5)	993	883,072
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	1,911	1,871,414
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(3)	5,000	2,086,463
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,069	1,072,674
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,010,165
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,793	1,872,800

18
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	$1,484	$ 1,456,890
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	2,000	1,938,664
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	360,671
Total Commercial Mortgage-Backed Securities (identified cost $60,946,638)		$ 52,514,379

Corporate Bonds — 30.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,249,548
		$ 2,249,548
Auto Manufacturers — 0.8%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 895,528
5.80%, 1/7/29	1,050	1,075,227
Tapestry, Inc.:
7.00%, 11/27/26	808	837,985
7.35%, 11/27/28	1,636	1,717,191
		$ 4,525,931
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 464,915
		$ 464,915
Banks — 13.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$ 1,329,251
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	1,032	1,088,349
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,085,999
4.175% to 3/24/27, 3/24/28(6)	200	192,633
5.294%, 8/18/27	400	401,494
6.607%, 11/7/28	1,000	1,065,507
6.921%, 8/8/33	1,600	1,706,700
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	482	469,458
3.419% to 12/20/27, 12/20/28(6)	1,856	1,749,529
3.824% to 1/20/27, 1/20/28(6)	6,715	6,456,005
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
5.819% to 9/15/28, 9/15/29(6)	$711	$ 734,388
5.933% to 9/15/26, 9/15/27(6)	2,305	2,352,955
Bank of Montreal, 5.266%, 12/11/26	2,930	2,971,634
Barclays PLC:
4.836%, 5/9/28	2,125	2,077,003
6.496% to 9/13/26, 9/13/27(6)	1,329	1,366,813
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,100,270
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	906,845
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	805,314
9.25% to 11/17/27(1)(6)(7)	634	679,562
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,195,062
6.714% to 10/19/28, 10/19/29(1)(6)	2,359	2,486,462
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(6)	1,096	1,118,913
6.84% to 9/13/33, 9/13/34(1)(6)	245	258,960
Capital One Financial Corp., 6.312% to 6/8/28, 6/8/29(6)	784	804,671
Citigroup, Inc.:
3.70%, 1/12/26	462	450,962
3.785% to 3/17/32, 3/17/33(6)	1,685	1,516,077
Series W, 4.00% to 12/10/25(6)(7)	1,090	1,005,974
Discover Bank, 5.974%, 8/9/28	293	282,498
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,195,166
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	814,086
6.161% to 3/9/28, 3/9/29(6)	518	535,233
7.39% to 11/3/27, 11/3/28(6)	1,845	1,978,175
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	480,810
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,471,487
JPMorgan Chase & Co.:
4.005% to 4/23/28, 4/23/29(6)	3,427	3,300,022
5.35% to 6/1/33, 6/1/34(6)	3,389	3,439,260
KeyBank N.A., 5.85%, 11/15/27	2,664	2,663,985
PNC Financial Services Group, Inc., 6.615% to 10/20/26, 10/20/27(6)	1,039	1,078,218
PPTT, 2006-A GS, Series D, Class A, 3.383%(1)(7)(8)	259	224,190
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	704,164
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(6)	975	974,262
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,957,313
Synchrony Bank, 5.40%, 8/22/25	800	788,438

19
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	$940	$ 768,512
5.625%, 2/15/28	1,000	961,574
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	568,776
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,060,496
Truist Financial Corp.:
Series Q, 5.10% to 3/1/30(6)(7)	1,427	1,300,289
6.047% to 6/8/26, 6/8/27(6)	702	714,716
6.123% to 10/28/32, 10/28/33(6)	1,692	1,757,808
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	4,099	4,214,025
5.836% to 6/10/33, 6/12/34(6)	884	912,260
5.85% to 10/21/32, 10/21/33(6)	500	515,419
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,318,643
6.442% to 8/11/27, 8/11/28(1)(6)	1,046	1,086,945
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	785	738,450
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	705,711
		$ 77,887,721
Chemicals — 0.5%
Celanese US Holdings, LLC:
6.35%, 11/15/28	$915	$ 960,463
6.55%, 11/15/30	1,090	1,153,627
6.70%, 11/15/33	625	678,267
		$ 2,792,357
Commercial Services — 0.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,198,860
Ford Foundation (The), 2.415%, 6/1/50	650	430,357
		$ 2,629,217
Computers — 0.3%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$1,447	$ 1,276,664
3.15%, 10/15/31	385	322,001
4.10%, 10/15/41	135	101,498
		$ 1,700,163
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$1,136	$ 1,011,683
Ally Financial, Inc.:
2.20%, 11/2/28	1,550	1,319,344
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Ally Financial, Inc.: (continued)
6.992% to 6/13/28, 6/13/29(6)	$1,165	$ 1,204,147
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	2,280	2,327,455
6.375%, 7/15/30(1)	545	561,768
Charles Schwab Corp. (The), 6.136% to 8/24/33, 8/24/34(6)	1,425	1,502,605
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,109,397
4.10%, 6/15/51	1,273	748,628
Ford Motor Credit Co., LLC:
7.122%, 11/7/33	1,527	1,646,080
7.35%, 3/6/30	3,950	4,246,638
LPL Holdings, Inc., 6.75%, 11/17/28	1,300	1,386,639
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,526,376
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,278,598
Synchrony Financial, 4.50%, 7/23/25	2,000	1,955,023
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	575,374
		$ 22,399,755
Electric Utilities — 0.7%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 936,968
AES Corp. (The), 2.45%, 1/15/31	1,287	1,082,059
Alabama Power Co., 3.125%, 7/15/51	1,350	959,868
MidAmerican Energy Co., 5.35%, 1/15/34	861	908,019
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,874
		$ 3,923,788
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$382	$ 331,309
		$ 331,309
Entertainment — 0.2%
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	$1,000	$ 882,080
5.141%, 3/15/52	652	560,033
		$ 1,442,113
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 867,231

20
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Foods (continued)
Smithfield Foods, Inc.: (continued)
3.00%, 10/15/30(1)	$210	$ 172,563
		$ 1,039,794
Health Care — 0.5%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,411,534
4.25%, 12/15/27	798	769,522
		$ 3,181,056
Insurance — 1.1%
GA Global Funding Trust, 2.25%, 1/6/27(1)	$2,595	$ 2,358,395
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,794,498
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,231,228
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,003,837
		$ 6,387,958
Media — 0.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	$2,595	$ 2,012,046
5.125%, 7/1/49	1,205	980,213
Comcast Corp., 1.95%, 1/15/31	800	675,532
		$ 3,667,791
Oil and Gas — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$1,003	$ 904,816
		$ 904,816
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,625,745
		$ 2,625,745
Packaging & Containers — 0.1%
Berry Global, Inc., 5.50%, 4/15/28(1)	$745	$ 753,859
		$ 753,859
Pharmaceuticals — 0.5%
CVS Health Corp.:
5.05%, 3/25/48	$853	$ 798,557
5.25%, 1/30/31	1,850	1,898,503
		$ 2,697,060
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.6%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,247,147
Williams Cos., Inc. (The), 5.30%, 8/15/28	1,364	1,397,195
		$ 3,644,342
Real Estate Investment Trusts (REITs) — 3.0%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 955,020
CBRE Services, Inc., 5.95%, 8/15/34	1,540	1,619,315
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,887	1,475,193
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,227,923
EPR Properties:
3.75%, 8/15/29	1,129	994,343
4.50%, 6/1/27	1,381	1,304,097
4.95%, 4/15/28	677	642,840
Extra Space Storage, L.P.:
2.40%, 10/15/31	1,473	1,216,226
2.55%, 6/1/31	1,011	844,452
5.90%, 1/15/31	1,500	1,566,585
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,350,550
3.75%, 9/15/30(1)	597	503,567
SITE Centers Corp., 3.625%, 2/1/25	874	849,735
Sun Communities Operating, L.P., 4.20%, 4/15/32	790	721,363
VICI Properties, L.P./VICI Note Co., Inc.:
4.625%, 12/1/29(1)	1,416	1,335,656
5.75%, 2/1/27(1)	1,437	1,442,363
		$ 18,049,228
Retail — 0.2%
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	$1,839	$ 1,313,514
		$ 1,313,514
Semiconductors — 0.4%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,845,760
Marvell Technology, Inc., 5.75%, 2/15/29	703	726,826
		$ 2,572,586
Software — 0.9%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,095,162
		$ 5,095,162
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 671,470
		$ 671,470

21
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 1.0%
AT&T, Inc.:
3.55%, 9/15/55	$405	$ 291,464
3.65%, 6/1/51	2,887	2,176,500
Rogers Communications, Inc., 3.80%, 3/15/32	2,968	2,732,164
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	517,161
SES S.A., 5.30%, 4/4/43(1)	393	297,294
		$ 6,014,583
Transportation — 0.4%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,208,072
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,192,031
		$ 2,400,103
Utilities — 0.3%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,623,414
		$ 1,623,414
Total Corporate Bonds (identified cost $185,877,856)		$182,989,298

Preferred Stocks — 0.4%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 964,252
		$ 964,252
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	62,377	$ 1,113,430
		$ 1,113,430
Total Preferred Stocks (identified cost $3,657,450)		$ 2,077,682

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,223,436
		$ 1,223,436
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 707,980
Green Bonds, 2.184%, 9/1/31	650	550,739
Green Bonds, 2.264%, 9/1/32	585	487,211
Green Bonds, 2.344%, 9/1/33	635	520,884
		$ 2,266,814
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,490,250

U.S. Government Agency Mortgage-Backed Securities — 21.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$616	$ 552,113
3.00%, with various maturities to 2046	2,731	2,487,594
3.50%, with various maturities to 2048	2,586	2,436,213
4.00%, with various maturities to 2047	2,015	1,946,423
4.50%, with various maturities to 2044	660	659,089
5.50%, 6/1/41	948	982,347
6.00%, 6/1/53	323	328,703
Federal National Mortgage Association:
2.50%, 3/1/47	740	650,116
3.00%, 7/1/49	760	683,559
3.50%, with various maturities to 2047	4,059	3,814,791
4.00%, 30-Year, TBA(9)	28,527	27,007,033
4.00%, with various maturities to 2046	1,363	1,314,836
4.50%, 30-Year, TBA(9)	28,375	27,537,038
4.50%, 2/1/44	231	229,440
5.00%, 30-Year, TBA(9)	47,425	46,965,547
5.00%, 7/1/41	205	208,689
Government National Mortgage Association:
2.50%, with various maturities to 2051	3,048	2,637,687
3.50%, 12/20/45	893	841,866
5.50%, 6/20/53	2,122	2,134,566
6.00%, with various maturities to 2053	505	516,489

22
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.00%, 6/20/53	$856	$ 894,415
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $125,432,881)		$124,828,554

U.S. Treasury Obligations — 36.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,564,345
1.625%, 11/15/50	8,674	5,170,398
1.875%, 11/15/51	1,318	833,584
2.00%, 11/15/41	8,644	6,255,589
2.00%, 8/15/51	347	226,716
2.25%, 2/15/52	3,332	2,310,664
2.375%, 2/15/42	19,194	14,735,144
2.875%, 5/15/43	9,367	7,693,380
2.875%, 5/15/52	1,099	875,336
3.00%, 8/15/52	4,144	3,389,986
3.625%, 2/15/53	1,874	1,731,331
3.625%, 5/15/53	1,804	1,668,277
3.875%, 2/15/43	2,631	2,509,522
4.00%, 11/15/42	7,600	7,388,328
U.S. Treasury Notes:
0.375%, 11/30/25	13,914	12,922,899
0.375%, 12/31/25	23,791	22,051,283
0.375%, 1/31/26	8,006	7,397,888
0.50%, 2/28/26	25,644	23,701,166
0.75%, 4/30/26	4,821	4,460,743
1.125%, 2/29/28	10,680	9,549,005
1.25%, 3/31/28	2,415	2,166,000
1.25%, 4/30/28	7,455	6,675,137
1.375%, 10/31/28	2,510	2,234,488
1.875%, 2/28/27	22,061	20,683,574
2.75%, 4/30/27	18,000	17,316,914
2.875%, 4/30/29	3,760	3,577,331
3.125%, 8/31/27	3,713	3,609,225
3.50%, 1/31/28	2,593	2,552,434
3.50%, 2/15/33	4,172	4,047,492
3.75%, 5/31/30	1,408	1,395,845
3.875%, 12/31/27	2,000	1,997,109
3.875%, 9/30/29	2,306	2,301,766
3.875%, 8/15/33	2,239	2,236,901
4.125%, 9/30/27	1,600	1,610,313
4.125%, 11/15/32	1,134	1,153,114
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.375%, 8/15/26	$1,300	$ 1,308,988
4.375%, 8/31/28	399	407,596
4.50%, 11/15/33	3,024	3,175,672
Total U.S. Treasury Obligations (identified cost $229,462,481)		$214,885,483

Short-Term Investments — 7.1%
Affiliated Fund – 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(10)	16,240,414	$ 16,240,414
Total Affiliated Fund (identified cost $16,240,414)		$ 16,240,414

U.S. Treasury Obligations –4.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$8,836	$ 8,666,746
0.00%, 6/13/24	17,465	17,065,964
Total U.S. Treasury Obligations (identified cost $25,720,423)		$ 25,732,710
Total Short-Term Investments (identified cost $41,960,837)		$ 41,973,124
Total Investments — 115.9% (identified cost $719,733,151)		$687,990,398
Other Assets, Less Liabilities — (15.9)%		$ (94,351,500)
Net Assets — 100.0%		$593,638,898
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $154,199,242 or 26.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.

23
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2023.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	488	Long	3/28/24	$100,486,062	$ 599,573
U.S. 5-Year Treasury Note	251	Long	3/28/24	27,302,133	169,271
U.S. 10-Year Treasury Note	97	Long	3/19/24	10,950,391	397,675
U.S. Ultra 10-Year Treasury Note	16	Long	3/19/24	1,888,250	81,863
					$1,248,382
Abbreviations:
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
24
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $700,533,004)	$ 668,995,498
Affiliated investments, at value (identified cost $19,200,147)	18,994,900
Cash	80,204
Deposits for derivatives collateral — futures contracts	1,293,089
Deposits for forward commitment securities	1,168,000
Interest receivable	4,230,553
Interest and dividends receivable from affiliated investments	122,878
Receivable for investments sold	11,940,036
Receivable for variation margin on open futures contracts	81,137
Receivable from affiliates	7,497
Trustees' deferred compensation plan	52,290
Total assets	$706,966,082
Liabilities
Cash collateral due to broker	$ 1,168,000
Payable for forward commitment securities	111,732,723
Payable to affiliates:
Investment adviser fee	218,970
Trustees' fees	9,560
Trustees' deferred compensation plan	52,290
Accrued expenses	145,641
Total liabilities	$113,327,184
Net Assets applicable to investors' interest in Portfolio	$593,638,898
25
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $19,846)	$ 230,163
Dividend income from affiliated investments	620,820
Interest and other income (net of foreign taxes withheld of $1,239)	23,990,128
Interest income from affiliated investments	212,965
Total investment income	$ 25,054,076
Expenses
Investment adviser fee	$ 2,664,528
Trustees’ fees and expenses	38,175
Custodian fee	173,032
Legal and accounting services	88,206
Miscellaneous	28,639
Total expenses	$ 2,992,580
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 99,392
Total expense reductions	$ 99,392
Net expenses	$ 2,893,188
Net investment income	$ 22,160,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (22,428,129)
Investment transactions - affiliated investments	(511,019)
Futures contracts	(702,615)
Net realized loss	$(23,641,763)
Change in unrealized appreciation (depreciation):
Investments	$ 32,537,401
Investments - affiliated investments	488,113
Futures contracts	1,096,777
Net change in unrealized appreciation (depreciation)	$ 34,122,291
Net realized and unrealized gain	$ 10,480,528
Net increase in net assets from operations	$ 32,641,416
26
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 22,160,888	$ 13,963,711
Net realized loss	(23,641,763)	(22,878,205)
Net change in unrealized appreciation (depreciation)	34,122,291	(68,392,155)
Net increase (decrease) in net assets from operations	$ 32,641,416	$ (77,306,649)
Capital transactions:
Contributions	$ 103,019,761	$ 200,971,207
Withdrawals	(113,522,022)	(123,037,128)
Net increase (decrease) in net assets from capital transactions	$ (10,502,261)	$ 77,934,079
Net increase in net assets	$ 22,139,155	$ 627,430
Net Assets
At beginning of year	$ 571,499,743	$ 570,872,313
At end of year	$ 593,638,898	$ 571,499,743
27
See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
	2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)	0.49% (2)	0.49%	0.49%	0.49%
Net investment income	3.74%	2.58%	2.06%	2.46%	2.86%
Portfolio Turnover	227% (3)	102% (3)	122% (3)	93% (3)	89%
Total Return(1)	6.08%	(13.13)%	0.70%	8.16%	9.28%
Net assets, end of year (000’s omitted)	$593,639	$571,500	$570,872	$575,953	$590,390
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.01% and 0.01% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.
28

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2023, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 56.2% and 43.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
29

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
30

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

For the year ended December 31, 2023, the Portfolio's investment adviser fee amounted to $2,664,528 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $80,012 of the Portfolio’s operating expenses for the year ended December 31, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $19,380 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the year ended December 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 268,573,658	$ 297,430,266
U.S. Government and Agency Securities	1,234,944,731	1,167,598,219
	$1,503,518,389	$1,465,028,485
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 720,726,619
Gross unrealized appreciation	$ 7,630,902
Gross unrealized depreciation	(40,367,123)
Net unrealized depreciation	$ (32,736,221)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Portfolio of Investments. At December 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates.
31

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$1,248,382	$ —
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open futures contracts.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$ (90,740)(1)	$ —
Futures contracts	(702,615) (2)	1,096,777 (3)
Total	$(793,355)	$1,096,777
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$55,407,000	$13,116,000
The average number of purchased options contracts outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was 36 contracts.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
32

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $18,994,900, which represents 3.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.72%, 5/15/49	$ 875,452	$ —	$ —	$ —	$ 7,620	$ 883,072	$ 47,540	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	(846,325)	(511,019)	425,087	—	24,048	—
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	2,115,737	—	(299,729)	—	55,406	1,871,414	141,377	1,910,654
Short-Term Investments
Liquidity Fund	33,127,696	262,235,374	(279,122,656)	—	—	16,240,414	620,820	16,240,414
Total				$(511,019)	$488,113	$18,994,900	$833,785
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 55,442,735	$ —	$ 55,442,735
Collateralized Mortgage Obligations	—	9,788,893	—	9,788,893
Commercial Mortgage-Backed Securities	—	52,514,379	—	52,514,379
Corporate Bonds	—	182,989,298	—	182,989,298
Preferred Stocks	2,077,682	—	—	2,077,682
Taxable Municipal Obligations	—	3,490,250	—	3,490,250
U.S. Government Agency Mortgage-Backed Securities	—	124,828,554	—	124,828,554
U.S. Treasury Obligations	—	214,885,483	—	214,885,483
Short-Term Investments:
Affiliated Fund	16,240,414	—	—	16,240,414
33

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 25,732,710	$ —	$ 25,732,710
Total Investments	$ 18,318,096	$ 669,672,302	$ —	$687,990,398
Futures Contracts	$ 1,248,382	$ —	$ —	$ 1,248,382
Total	$ 19,566,478	$ 669,672,302	$ —	$689,238,780
34

Core Bond Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
35

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
36

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
37

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
38

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
39

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
40

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
41

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Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond
Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.23

Eaton Vance
Greater India Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Goldman Sachs Asset Management, L.P. (GSAM), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and GSAM are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Greater India Fund

Eaton Vance
Greater India Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Despite multiple geopolitical uncertainties worldwide, the Indian stock market thrived during the 12-month period ended December 31, 2023, surpassing $4 trillion in market value for the first time in the history of the MSCI India Index (the Index), which returned 20.81%.
Reflecting the market’s robust health, the Nifty50 -- a weighted-average benchmark of 50 of the largest Indian companies listed on the National Stock Exchange -- and Sensex -- a measure of 30 companies listed on the Bombay Stock Exchange -- returned 20% and 18%, respectively, during the period.
India was a global leader in initial public offerings (IPOs) in 2023, with a total of 60 IPOs during the calendar year. Meanwhile, India experienced large inflows of assets from foreign investors during the period. Market volatility fell in India during the period, following sharp fluctuations in stock prices during the depths of the COVID years.
For the period as a whole, all of the sectors within the Index generated positive returns, with the real estate and consumer discretionary sectors as top performers.
In comparison, the MSCI ACWI Index, a broad measure of global equities, returned 22.20%; while the MSCI EAFE Index of developed-market international equities returned 18.24%; and the S&P 500® Index, a broad measure of U.S. stocks, returned 26.29% during the period.
In contrast, in the world’s second-largest economy -- China -- the MSCI Golden Dragon Index, a measure of Chinese large-cap and mid-cap stocks, returned -0.90%. Chinese equities were dogged by an ailing real estate sector -- a major investment area for millions of Chinese citizens -- and the failure of many Chinese industries to bounce back after strict COVID restrictions were lifted.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Greater India Fund (the Fund) returned 20.60% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI India Index (the Index), which returned 20.81%.
At the sector level, the Fund’s positions in energy and financials were the largest detractors from Fund performance relative to the Index during the period. In contrast, the utilities and consumer discretionary sectors were the largest contributors to Index-relative returns.
In the energy sector, the Fund’s underweight position in Reliance Industries, Ltd. (Reliance), a refiner and manufacturer of petro-chemicals, was the largest detractor from Index-relative returns at the stock level. Investors were buoyed by news of the demerger -- or corporate restructuring -- of Reliance’s financial services arm to form a separate entity, Jio Financial Services, Ltd., which was listed in the market in August 2023 and served as a tailwind for Reliance’s stock price during the period. The Fund -- which holds positions in both companies -- maintained its underweight exposure to Reliance during the period over concerns about valuations and capital allocation policies.
In the financials sector, the Fund’s overweight position in ICICI Bank, Ltd. (ICICI Bank) -- a large private bank in India -- detracted from Index-relative returns at the stock level. ICICI Bank's share price tumbled during the period after the bank approved a proposal for delisting -- or removing -- its institutional and retail brokerage arm, ICICI Securities, from its stock exchange.
On the positive side, the Fund’s overweight position in Zensar Technologies, Ltd. (Zensar) was the largest contributor to Index-relative returns at the stock level. In the information technology (IT) sector, Zensar develops software and provides IT consulting and related services. Zensar’s stock price rallied during the period as IT -- one of the worst-performing sectors in 2022 -- recovered in 2023 on a wave of enthusiasm over burgeoning artificial intelligence, or AI, applications. Despite weaker-than-expected revenue growth, Zensar reported improving margins and net profits during the period.
In the consumer discretionary sector, the Fund’s overweight position in Trent, Ltd. (Trent), a leading apparel retailer in India, also contributed at the stock level. Trent undertook rapid store expansion to seek to capture new markets as well as increased penetration in existing markets during the period. Trent’s stock price rallied during the period after the company posted growth in its consolidated net profits.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater India Fund
December 31, 2023
Performance

Portfolio Manager(s) Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	20.60%	9.62%	10.58%
Class A with 5.25% Maximum Sales Charge	—	—	14.27	8.44	9.99
Class C at NAV	07/07/2006	05/02/1994	19.73	8.85	9.97
Class C with 1% Maximum Deferred Sales Charge	—	—	18.73	8.85	9.97
Class I at NAV	10/01/2009	05/02/1994	20.92	10.08	10.99

MSCI India Index	—	—	20.81%	11.77%	9.90%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.54%	2.29%	1.29%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$25,870	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,838,093	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Greater India Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
ICICI Bank, Ltd.	8.5%
Infosys, Ltd.	6.0
Axis Bank, Ltd.	4.8
Bajaj Finance, Ltd.	4.0
Bharti Airtel, Ltd.	3.9
Reliance Industries, Ltd.	3.4
Sun Pharmaceutical Industries, Ltd.	3.4
Mahindra & Mahindra, Ltd.	3.2
Tata Motors, Ltd.	2.9
Tata Consumer Products, Ltd.	2.6
Total	42.7%

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
Footnotes:
[1]	Excludes cash and cash equivalents.
4

Eaton Vance
Greater India Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub-advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-
weighted index designed to measure the equity market performance of developed and emerging markets.

5

Eaton Vance
Greater India Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,131.90	$ 8.11	1.51%
Class C	$1,000.00	$1,128.10	$12.12	2.26%
Class I	$1,000.00	$1,133.60	$ 6.78	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.59	$ 7.68	1.51%
Class C	$1,000.00	$1,013.81	$11.47	2.26%
Class I	$1,000.00	$1,018.85	$ 6.41	1.26%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023. The Example reflects the expenses of both the Fund and the Portfolio.
6

Eaton Vance
Greater India Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investment in Greater India Portfolio, at value (identified cost $158,866,644)	$ 229,205,813
Receivable for Fund shares sold	351,807
Total assets	$229,557,620
Liabilities
Payable for Fund shares redeemed	$ 391,504
Payable to affiliates:
Administration fee	28,355
Distribution and service fees	35,360
Trustees' fees	125
Accrued expenses	114,690
Total liabilities	$ 570,034
Net Assets	$228,987,586
Sources of Net Assets
Paid-in capital	$ 156,231,098
Distributable earnings	72,756,488
Net Assets	$228,987,586
Class A Shares
Net Assets	$ 145,561,170
Shares Outstanding	4,109,202
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.42
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 37.38
Class C Shares
Net Assets	$ 6,502,312
Shares Outstanding	238,025
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 27.32
Class I Shares
Net Assets	$ 76,924,104
Shares Outstanding	2,057,932
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.38
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $474,501)	$ 1,938,390
Expenses allocated from Portfolio	(1,982,720)
Total investment loss from Portfolio	$ (44,330)
Expenses
Administration fee	$ 304,390
Distribution and service fees:
Class A	329,812
Class C	53,749
Trustees’ fees and expenses	500
Custodian fee	22,166
Transfer and dividend disbursing agent fees	215,244
Legal and accounting services	33,027
Printing and postage	26,486
Registration fees	50,632
Miscellaneous	12,043
Total expenses	$ 1,048,049
Net investment loss	$ (1,092,379)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $3,084,850)	$ 12,027,294
Futures contracts	246,446
Foreign currency transactions	(205,870)
Net realized gain	$12,067,870
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,132,042)	$ 29,337,032
Futures contracts	20,043
Foreign currency	(1,821)
Net change in unrealized appreciation (depreciation)	$29,355,254
Net realized and unrealized gain	$41,423,124
Net increase in net assets from operations	$40,330,745
8
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (1,092,379)	$ (1,927,753)
Net realized gain	12,067,870	20,598,213
Net change in unrealized appreciation (depreciation)	29,355,254	(60,219,818)
Net increase (decrease) in net assets from operations	$ 40,330,745	$ (41,549,358)
Distributions to shareholders:
Class A	$ (6,812,648)	$ (24,253,948)
Class C	(370,271)	(1,281,257)
Class I	(3,372,222)	(9,404,928)
Total distributions to shareholders	$ (10,555,141)	$ (34,940,133)
Transactions in shares of beneficial interest:
Class A	$ (2,774,248)	$ (120,185)
Class C	416,233	(968,614)
Class I	14,980,102	(23,569,893)
Contributed capital from affiliate for shares redeemed:
Class A	—	176,145*
Class C	—	23,690*
Class I	—	769,087*
Net increase (decrease) in net assets from Fund share transactions	$ 12,622,087	$ (23,689,770)
Net increase (decrease) in net assets	$ 42,397,691	$(100,179,261)
Net Assets
At beginning of year	$ 186,589,895	$ 286,769,156
At end of year	$228,987,586	$ 186,589,895
*	Represents contributed capital to the Fund by Eaton Vance Management for overpayments to redeeming shareholders resulting from the overstatement of the Fund's net assets and NAV per share for the period January 1, 2022 through March 7, 2022.
9
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 30.840	$ 44.090	$ 38.790	$ 34.300	$ 32.020
Income (Loss) From Operations
Net investment loss(1)	$ (0.194)	$ (0.356)	$ (0.425)	$ (0.237)	$ (0.188)
Net realized and unrealized gain (loss)	6.492	(6.225)	9.728	4.823	3.424
Total income (loss) from operations	$ 6.298	$ (6.581)	$ 9.303	$ 4.586	$ 3.236
Less Distributions
From net investment income	$ —	$ (0.756)	$ —	$ —	$ —
From net realized gain	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$ (1.718)	$ (6.669)	$ (4.003)	$ (0.096)	$ (0.956)
Net asset value — End of year	$ 35.420	$ 30.840	$ 44.090	$ 38.790	$ 34.300
Total Return(2)	20.60%	(15.54)%	24.04%	13.42%	10.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$145,561	$129,752	$181,368	$155,011	$163,335
Ratios (as a percentage of average daily net assets):(3)
Expenses	1.55% (4)	1.57% (4)	1.54%	1.56%	1.63%
Net investment loss	(0.60)%	(0.93)%	(0.98)%	(0.75)%	(0.58)%
Portfolio Turnover of the Portfolio	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses.
(4)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 24.300	$ 36.390	$ 32.810	$ 29.230	$ 27.620
Income (Loss) From Operations
Net investment loss(1)	$ (0.342)	$ (0.520)	$ (0.616)	$ (0.385)	$ (0.363)
Net realized and unrealized gain (loss)	5.080	(5.065)	8.199	4.061	2.929
Total income (loss) from operations	$ 4.738	$ (5.585)	$ 7.583	$ 3.676	$ 2.566
Less Distributions
From net investment income	$ —	$ (0.592)	$ —	$ —	$ —
From net realized gain	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$ (1.718)	$ (6.505)	$ (4.003)	$ (0.096)	$ (0.956)
Net asset value — End of year	$27.320	$24.300	$36.390	$32.810	$29.230
Total Return(2)	19.73%	(16.10)%	23.17%	12.64%	9.69%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 6,502	$ 5,465	$ 9,181	$ 7,548	$ 11,898
Ratios (as a percentage of average daily net assets):(3)
Expenses	2.30% (4)	2.29% (4)	2.24%	2.26%	2.33%
Net investment loss	(1.35)%	(1.64)%	(1.69)%	(1.44)%	(1.30)%
Portfolio Turnover of the Portfolio	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses.
(4)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
11
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 32.380	$ 45.600	$ 39.920	$ 35.190	$ 32.730
Income (Loss) From Operations
Net investment loss(1)	$ (0.116)	$ (0.257)	$ (0.298)	$ (0.148)	$ (0.092)
Net realized and unrealized gain (loss)	6.834	(6.170)	9.981	4.974	3.508
Total income (loss) from operations	$ 6.718	$ (6.427)	$ 9.683	$ 4.826	$ 3.416
Less Distributions
From net investment income	$ —	$ (0.880)	$ —	$ —	$ —
From net realized gain	(1.718)	(5.913)	(4.003)	(0.096)	(0.956)
Total distributions	$ (1.718)	$ (6.793)	$ (4.003)	$ (0.096)	$ (0.956)
Net asset value — End of year	$37.380	$32.380	$45.600	$39.920	$35.190
Total Return(2)	20.92%	(14.66)%	24.31%	13.77%	10.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 76,924	$ 51,372	$ 96,220	$ 66,744	$ 40,761
Ratios (as a percentage of average daily net assets):(3)
Expenses	1.30% (4)	1.28% (4)	1.24%	1.26%	1.33%
Net investment loss	(0.34)%	(0.64)%	(0.66)%	(0.45)%	(0.27)%
Portfolio Turnover of the Portfolio	34%	17%	33%	26%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses.
(4)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
12
See Notes to Financial Statements.

Eaton Vance
Greater India Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro rata share of the estimated reserve for such taxes incurred by the Portfolio.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
13

Eaton Vance
Greater India Fund
December 31, 2023
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$ —	$ 6,024,316
Long-term capital gains	$10,555,141	$28,915,817
During the year ended December 31, 2023, distributable earnings was decreased by $781,891 and paid-in capital was increased by $781,891 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 841,864
Net unrealized appreciation	71,914,624
Distributable earnings	$72,756,488
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2023, the Fund incurred no investment adviser fee on such assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Fund. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2023, the administration fee amounted to $304,390.
14

Eaton Vance
Greater India Fund
December 31, 2023
Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $33,635 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,746 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2023 in the the amount of $1,200. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $329,812 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $40,312 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $13,437 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received $267 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the year ended December 31, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $31,982,220 and $31,356,983, respectively.
15

Eaton Vance
Greater India Fund
December 31, 2023
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	260,972	$ 8,530,072	199,682	$ 8,180,108
Issued to shareholders electing to receive payments of distributions in Fund shares	178,735	6,128,812	686,800	21,689,583
Redemptions	(537,727)	(17,433,132)	(793,176)	(29,989,876)
Net increase (decrease)	(98,020)	$ (2,774,248)	93,306	$ (120,185)
Class C
Sales	61,482	$ 1,612,127	25,885	$ 848,002
Issued to shareholders electing to receive payments of distributions in Fund shares	13,994	370,271	49,502	1,281,257
Redemptions	(62,370)	(1,566,165)	(102,785)	(3,097,873)
Net increase (decrease)	13,106	$ 416,233	(27,398)	$ (968,614)
Class I
Sales	1,087,631	$ 36,011,279	703,566	$ 29,872,335
Issued to shareholders electing to receive payments of distributions in Fund shares	87,371	3,161,086	256,262	8,534,840
Redemptions	(703,559)	(24,192,263)	(1,483,298)	(61,977,068)
Net increase (decrease)	471,443	$ 14,980,102	(523,470)	$(23,569,893)
16

Eaton Vance
Greater India Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Greater India Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Eaton Vance
Greater India Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $2,000,548, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended December 31, 2023, the Fund paid foreign taxes of $3,539,088 and recognized foreign source income of $2,148,914.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $9,709,773 or, if subsequently determined to be different, the net capital gain of such year.
18

Greater India Portfolio
December 31, 2023
Portfolio of Investments

Common Stocks — 102.7%
Security	Shares	Value
India — 101.4%
Automobile Components — 2.5%
Sona BLW Precision Forgings, Ltd.(1)	279,171	$ 2,157,276
Sundram Fasteners, Ltd.	102,191	1,532,097
Tube Investments of India, Ltd.	45,713	1,943,817
		$ 5,633,190
Automobiles — 8.0%
Mahindra & Mahindra, Ltd.	358,583	$ 7,428,310
Maruti Suzuki India, Ltd.	36,006	4,454,823
Tata Motors, Ltd.	696,701	6,522,513
		$ 18,405,646
Banks — 18.5%
AU Small Finance Bank, Ltd.(1)	204,823	$ 1,930,486
Axis Bank, Ltd.	831,997	10,988,979
Bank of Baroda	964,728	2,673,854
Federal Bank, Ltd.	1,671,518	3,140,031
HDFC Bank, Ltd.	95,995	1,964,906
ICICI Bank, Ltd.	1,634,092	19,562,339
IDFC First Bank, Ltd.(2)	2,078,437	2,215,481
		$ 42,476,076
Beverages — 1.9%
United Spirits, Ltd.	319,492	$ 4,281,572
		$ 4,281,572
Building Products — 0.7%
Kajaria Ceramics, Ltd.	102,647	$ 1,613,098
		$ 1,613,098
Capital Markets — 0.7%
360 ONE WAM, Ltd.	174,017	$ 1,483,980
		$ 1,483,980
Chemicals — 0.6%
Navin Fluorine International, Ltd.	29,535	$ 1,365,729
		$ 1,365,729
Construction Materials — 1.1%
Shree Cement, Ltd.	7,490	$ 2,592,087
		$ 2,592,087
Security	Shares	Value
Consumer Finance — 6.0%
Bajaj Finance, Ltd.	103,074	$ 9,053,834
Cholamandalam Investment & Finance Co., Ltd.	197,965	2,994,781
Five-Star Business Finance, Ltd.(2)	192,584	1,701,792
		$ 13,750,407
Consumer Staples Distribution & Retail — 0.5%
Medplus Health Services, Ltd.(2)	116,892	$ 1,054,985
		$ 1,054,985
Electrical Equipment — 1.1%
Suzlon Energy, Ltd.(2)	5,592,547	$ 2,565,130
		$ 2,565,130
Electronic Equipment, Instruments & Components — 0.6%
Honeywell Automation India, Ltd.	3,247	$ 1,437,202
		$ 1,437,202
Financial Services — 3.3%
IIFL Finance, Ltd.	278,465	$ 1,990,508
Jio Financial Services, Ltd.(2)	967,189	2,704,035
REC, Ltd.	562,959	2,781,743
		$ 7,476,286
Food Products — 2.6%
Tata Consumer Products, Ltd.	459,133	$ 6,005,520
		$ 6,005,520
Health Care Providers & Services — 2.1%
Apollo Hospitals Enterprise, Ltd.	69,673	$ 4,776,159
		$ 4,776,159
Hotels, Restaurants & Leisure — 2.8%
Devyani International, Ltd.	574,894	$ 1,332,755
Zomato, Ltd.(2)	3,451,867	5,123,531
		$ 6,456,286
Household Durables — 2.0%
Crompton Greaves Consumer Electricals, Ltd.	429,982	$ 1,603,621
Dixon Technologies India, Ltd.	36,871	2,902,011
		$ 4,505,632
Independent Power and Renewable Electricity Producers — 2.7%
NHPC, Ltd.	1,849,416	$ 1,436,869
NTPC, Ltd.	1,258,271	4,691,130
		$ 6,127,999

19
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
Siemens, Ltd.	44,182	$ 2,131,031
		$ 2,131,031
Insurance — 2.9%
PB Fintech, Ltd.(2)	122,738	$ 1,171,531
SBI Life Insurance Co., Ltd.(1)	315,412	5,426,270
		$ 6,597,801
Interactive Media & Services — 1.1%
Info Edge India, Ltd.	39,535	$ 2,435,836
		$ 2,435,836
IT Services — 10.6%
Coforge, Ltd.	55,491	$ 4,186,532
Infosys, Ltd.	748,428	13,851,517
Persistent Systems, Ltd.	42,014	3,726,947
Zensar Technologies, Ltd.	360,293	2,638,834
		$ 24,403,830
Machinery — 1.0%
Grindwell Norton, Ltd.	86,000	$ 2,395,178
		$ 2,395,178
Metals & Mining — 3.5%
APL Apollo Tubes, Ltd.	122,979	$ 2,268,571
Hindalco Industries, Ltd.	777,097	5,726,290
		$ 7,994,861
Oil, Gas & Consumable Fuels — 3.4%
Reliance Industries, Ltd.	251,634	$ 7,816,396
		$ 7,816,396
Personal Care Products — 4.7%
Colgate-Palmolive (India), Ltd.	97,488	$ 2,958,797
Emami, Ltd.	319,162	2,154,826
Godrej Consumer Products, Ltd.	418,316	5,673,384
		$ 10,787,007
Pharmaceuticals — 5.5%
Mankind Pharma, Ltd.(2)	55,510	$ 1,323,098
Pfizer, Ltd.	22,390	1,148,738
Sun Pharmaceutical Industries, Ltd.	512,087	7,750,468
Torrent Pharmaceuticals, Ltd.	89,014	2,462,139
		$ 12,684,443
Security	Shares	Value
Real Estate Management & Development — 2.9%
Godrej Properties, Ltd.(2)	147,615	$ 3,556,901
Oberoi Realty, Ltd.	178,825	3,064,622
		$ 6,621,523
Specialty Retail — 3.3%
FSN E-Commerce Ventures, Ltd.(2)	716,770	$ 1,481,882
Metro Brands, Ltd.	74,622	1,133,003
Trent, Ltd.	134,845	4,940,975
		$ 7,555,860
Wireless Telecommunication Services — 3.9%
Bharti Airtel, Ltd.	722,178	$ 8,933,808
		$ 8,933,808
Total India (identified cost $151,194,401)		$232,364,558
United States — 1.3%
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	38,059	$ 2,874,596
Total United States (identified cost $2,642,338)		$ 2,874,596
Total Common Stocks (identified cost $153,836,739)		$235,239,154

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	5,091,586	$ 5,091,586
Total Short-Term Investments (identified cost $5,091,586)		$ 5,091,586
Total Investments — 104.9% (identified cost $158,928,325)		$240,330,740
Other Assets, Less Liabilities — (4.9)%		$ (11,122,047)
Net Assets — 100.0%		$229,208,693

20
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $9,514,032 or 4.2% of the Portfolio's net assets.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
NSE IFSC Nifty50 Index	70	Long	1/25/24	$3,058,791	$ 25,275
					$25,275
21
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $153,836,739)	$ 235,239,154
Affiliated investments, at value (identified cost $5,091,586)	5,091,586
Deposits for derivatives collateral — futures contracts	146,300
Dividends receivable	126,743
Dividends receivable from affiliated investments	13,729
Receivable for foreign taxes	35,383
Trustees' deferred compensation plan	19,795
Total assets	$240,672,690
Liabilities
Payable for variation margin on open futures contracts	$ 490
Due to custodian	14,486
Payable to affiliates:
Investment adviser fee	161,116
Trustees' fees	3,505
Trustees' deferred compensation plan	19,795
Accrued foreign capital gains taxes	11,144,241
Accrued expenses	120,364
Total liabilities	$ 11,463,997
Net Assets applicable to investors' interest in Portfolio	$229,208,693
22
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $474,507)	$ 1,695,190
Dividend income from affiliated investments	243,224
Total investment income	$ 1,938,414
Expenses
Investment adviser fee	$ 1,726,800
Trustees’ fees and expenses	13,076
Custodian fee	127,409
Legal and accounting services	94,442
Miscellaneous	28,543
Total expenses	$ 1,990,270
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 7,527
Total expense reductions	$ 7,527
Net expenses	$ 1,982,743
Net investment loss	$ (44,329)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $3,084,888)	$ 12,027,442
Futures contracts	246,449
Foreign currency transactions	(205,872)
Net realized gain	$12,068,019
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $3,132,080)	$ 29,337,388
Futures contracts	20,044
Foreign currency	(1,821)
Net change in unrealized appreciation (depreciation)	$29,355,611
Net realized and unrealized gain	$41,423,630
Net increase in net assets from operations	$41,379,301
23
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (44,329)	$ (712,579)
Net realized gain	12,068,019	20,598,441
Net change in unrealized appreciation (depreciation)	29,355,611	(60,220,606)
Net increase (decrease) in net assets from operations	$ 41,379,301	$ (40,334,744)
Capital transactions:
Contributions	$ 31,982,220	$ 16,606,183
Withdrawals	(31,356,983)	(73,220,373)
Net increase (decrease) in net assets from capital transactions	$ 625,237	$ (56,614,190)
Net increase (decrease) in net assets	$ 42,004,538	$ (96,948,934)
Net Assets
At beginning of year	$ 187,204,155	$ 284,153,089
At end of year	$229,208,693	$187,204,155
24
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.97% (1)	0.97% (1)	0.95%	0.93%	0.98%
Net investment income (loss)	(0.02)%	(0.32)%	(0.39)%	(0.12)%	0.07%
Portfolio Turnover	34%	17%	33%	26%	21%
Total Return	21.29%	(14.39)%	24.76%	14.14%	11.17%
Net assets, end of year (000’s omitted)	$229,209	$187,204	$284,153	$229,025	$216,812
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
25
See Notes to Financial Statements.

Greater India Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2023, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
26

Greater India Portfolio
December 31, 2023
Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, historical effective tax rates on securities sold, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of December 31, 2023, the Portfolio for tax reporting in India had no accumulated losses available to be carried forward to offset future realized gains from the sale of Indian securities.
As of December 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the year ended December 31, 2023, the investment adviser fee amounted to $1,726,800 or 0.85% of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Goldman Sachs Asset Management, L.P. (GSAM). BMR pays GSAM a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The
27

Greater India Portfolio
December 31, 2023
Notes to Financial Statements — continued

investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $7,527 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of BMR.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $69,172,048 and $76,351,168, respectively, for the year ended December 31, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$160,241,557
Gross unrealized appreciation	$ 83,247,495
Gross unrealized depreciation	(3,133,037)
Net unrealized appreciation	$ 80,114,458
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Portfolio of Investments. At December 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$25,275	$ —
(1)	Only the current day's variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
28

Greater India Portfolio
December 31, 2023
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$246,449	$20,044
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was approximately $5,344,000.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
7  Affiliated Investments
At December 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,091,586, which represents 2.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$391,183	$74,487,729	$(69,787,326)	$ —	$ —	$5,091,586	$243,224	5,091,586
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
29

Greater India Portfolio
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 11,369,644	$ —	$ 11,369,644
Consumer Discretionary	—	42,556,614	—	42,556,614
Consumer Staples	—	22,129,084	—	22,129,084
Energy	—	7,816,396	—	7,816,396
Financials	—	71,784,550	—	71,784,550
Health Care	—	17,460,602	—	17,460,602
Industrials	—	8,704,437	—	8,704,437
Information Technology	2,874,596	25,841,032	—	28,715,628
Materials	—	11,952,677	—	11,952,677
Real Estate	—	6,621,523	—	6,621,523
Utilities	—	6,127,999	—	6,127,999
Total Common Stocks	$ 2,874,596	$ 232,364,558*	$ —	$235,239,154
Short-Term Investments	$ 5,091,586	$ —	$ —	$ 5,091,586
Total Investments	$ 7,966,182	$ 232,364,558	$ —	$240,330,740
Futures Contracts	$ 25,275	$ —	$ —	$ 25,275
Total	$ 7,991,457	$ 232,364,558	$ —	$240,356,015
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Countries within the Indian sub-continent region are considered emerging market countries. The securities markets within the Indian sub-continent are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. The securities markets in these countries are comparatively underdeveloped and may be concentrated in certain sectors. In addition, governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.
30

Greater India Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
31

Eaton Vance
Greater India Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
32

Eaton Vance
Greater India Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President of the Trust	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
R. Kelly Williams, Jr. 1971	President of the Portfolio	Since 2023	President and Chief Operating Officer of Atlanta Capital Management Company, LLC. Officer of 21 registered investment companies managed by Eaton Vance or BMR.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
33

Eaton Vance
Greater India Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1) Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
34

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
35

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
36

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
37

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Investment Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Eaton Vance Greater India Fund
and Greater India Portfolio
Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282
Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.23

Eaton Vance
Dividend Builder Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Dividend Builder Fund

Eaton Vance
Dividend Builder Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Dividend Builder Fund (the Fund) returned 11.16% for Class A shares at net asset value (NAV), underperforming its benchmark, the S&P 500® Index (the Index), which returned 26.29%.
On an individual stock basis, the largest detractors from Fund performance versus the Index during the period were not owning Index components NVIDIA Corp. (NVIDIA), Apple, Inc. (Apple), and Meta Platforms, Inc. (Meta).
The share price of semiconductor maker NVIDIA more than tripled during the period, lifted by increased demand for its high-end graphics processing units in the burgeoning artificial intelligence (AI) industry.
While technology giant Apple’s earnings were virtually flat during the period, its stock performed strongly, driven by the release of its latest smartphone -- the iPhone 15 -- and investor expectations that Apple would benefit from the AI boom.
The share price of Meta -- the social media giant behind Facebook, Instagram, and Messenger -- nearly tripled during the period, as advertising revenues rebounded on improved ad targeting, while profit margins exceeded expectations due to more rational spending on longer-term initiatives.
The Fund did not own NVIDIA, Apple, or Meta because they did not meet the portfolio’s criteria for investing in stocks that demonstrate the ability to produce attractive levels of dividend income over time. Meta does not currently pay a dividend, and NVIDIA and Apple pay relatively small dividends with little growth compared to the average dividend of the stocks held by the Fund.
On a sector basis, stock selections and underweight positions in the information technology, communication services, and consumer discretionary sectors detracted from Fund performance versus the Index.
In contrast, the largest contributors to Index-relative returns on an individual stock basis were overweight positions in Broadcom, Inc. (Broadcom) and Eli Lilly & Co. (Eli Lilly).
The share price of semiconductor and software company Broadcom doubled during the period, boosted by strong sales in its AI microchip business, and its purchase of software firm VMware. Both led to upward revisions of Broadcom’s projected earnings.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Dividend Builder Fund
December 31, 2023
Management’s Discussion of Fund Performance† — continued

Eli Lilly is a global drugmaker specializing in diabetes, oncology, and immunology therapies. Eli Lilly’s share price appreciated during the period, with its best performance occurring in August 2023 after the company reported strong second-quarter earnings, driven in part by sales of its diabetes drug, Mounjaro. An additional tailwind for Eli Lilly’s stock price was the U.S. Food and Drug Administration’s approval in November 2023 of ZepboundTM, the company’s new treatment for obesity and overweight conditions with weight-related medical issues.
On a sector basis, contributors to Fund performance versus the Index included an underweight position in the energy sector, and stock selections and an underweight position in the real estate sector during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Dividend Builder Fund
December 31, 2023
Performance

Portfolio Manager(s) Charles B. Gaffney
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	11.16%	12.93%	10.00%
Class A with 5.25% Maximum Sales Charge	—	—	5.30	11.73	9.41
Class C at NAV	11/01/1993	12/18/1981	10.28	12.09	9.34
Class C with 1% Maximum Deferred Sales Charge	—	—	9.28	12.09	9.34
Class I at NAV	06/20/2005	12/18/1981	11.46	13.21	10.27

S&P 500® Index	—	—	26.29%	15.68%	12.03%
NASDAQ US Broad Dividend Achievers™ Index	—	—	11.88	12.85	10.04
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.00%	1.75%	0.75%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$24,429	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,659,637	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Dividend Builder Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	4.2%
Broadcom, Inc.	3.1
JPMorgan Chase & Co.	3.1
AbbVie, Inc.	3.0
Comcast Corp., Class A	2.9
Chevron Corp.	2.8
EOG Resources, Inc.	2.7
Automatic Data Processing, Inc.	2.6
Allstate Corp. (The)	2.6
Truist Financial Corp.	2.4
Total	29.4%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Dividend Builder Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. NASDAQ US Broad Dividend Achievers™ Index is an unmanaged index of US stocks with at least ten consecutive years of increasing annual regular dividends. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Dividend Builder Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,074.10	$5.28	1.01%
Class C	$1,000.00	$1,070.70	$9.19	1.76%
Class I	$1,000.00	$1,075.50	$3.98	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.11	$5.14	1.01%
Class C	$1,000.00	$1,016.33	$8.94	1.76%
Class I	$1,000.00	$1,021.37	$3.87	0.76%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
7

Eaton Vance
Dividend Builder Fund
December 31, 2023
Portfolio of Investments

Common Stocks — 98.8%
Security	Shares	Value
Aerospace & Defense — 2.3%
L3Harris Technologies, Inc.	93,500	$ 19,692,970
		$ 19,692,970
Banks — 5.5%
JPMorgan Chase & Co.	157,500	$ 26,790,750
Truist Financial Corp.	558,400	20,616,128
		$ 47,406,878
Beverages — 4.2%
Coca-Cola Co. (The)	281,800	$ 16,606,474
PepsiCo, Inc.	114,600	19,463,664
		$ 36,070,138
Biotechnology — 7.0%
AbbVie, Inc.	164,100	$ 25,430,577
Amgen, Inc.	57,500	16,561,150
Gilead Sciences, Inc.	224,100	18,154,341
		$ 60,146,068
Capital Markets — 7.2%
BlackRock, Inc.	18,400	$ 14,937,120
CME Group, Inc.	80,600	16,974,360
Intercontinental Exchange, Inc.	116,600	14,974,938
S&P Global, Inc.	33,400	14,713,368
		$ 61,599,786
Chemicals — 1.6%
FMC Corp.	211,900	$ 13,360,295
		$ 13,360,295
Commercial Services & Supplies — 2.8%
Veralto Corp.	61,100	$ 5,026,086
Waste Management, Inc.	103,500	18,536,850
		$ 23,562,936
Communications Equipment — 1.1%
Cisco Systems, Inc.	187,700	$ 9,482,604
		$ 9,482,604
Security	Shares	Value
Containers & Packaging — 1.0%
Packaging Corp. of America	54,100	$ 8,813,431
		$ 8,813,431
Diversified Telecommunication Services — 1.0%
TELUS Corp.	489,400	$ 8,709,144
		$ 8,709,144
Electric Utilities — 1.9%
Xcel Energy, Inc.	260,700	$ 16,139,937
		$ 16,139,937
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	52,600	$ 11,957,032
		$ 11,957,032
Ground Transportation — 1.7%
Union Pacific Corp.	58,500	$ 14,368,770
		$ 14,368,770
Health Care Equipment & Supplies — 2.0%
Medtronic PLC	208,200	$ 17,151,516
		$ 17,151,516
Health Care Providers & Services — 1.0%
Humana, Inc.	19,000	$ 8,698,390
		$ 8,698,390
Hotels, Restaurants & Leisure — 2.0%
Domino's Pizza, Inc.	22,500	$ 9,275,175
Vail Resorts, Inc.	36,400	7,770,308
		$ 17,045,483
Household Products — 2.3%
Procter & Gamble Co. (The)	132,800	$ 19,460,512
		$ 19,460,512
Insurance — 5.9%
Allstate Corp. (The)	155,800	$ 21,808,884
American Financial Group, Inc.	150,600	17,904,834
Fidelity National Financial, Inc.	206,100	10,515,222
		$ 50,228,940
IT Services — 3.3%
Accenture PLC, Class A	32,100	$ 11,264,211

8

Eaton Vance
Dividend Builder Fund
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
IT Services (continued)
Amdocs, Ltd.	198,100	$ 17,411,009
		$ 28,675,220
Life Sciences Tools & Services — 1.0%
Danaher Corp.	35,400	$ 8,189,436
		$ 8,189,436
Machinery — 2.4%
Illinois Tool Works, Inc.	38,400	$ 10,058,496
Parker-Hannifin Corp.	21,900	10,089,330
		$ 20,147,826
Media — 2.9%
Comcast Corp., Class A	564,300	$ 24,744,555
		$ 24,744,555
Multi-Utilities — 2.1%
Sempra	245,300	$ 18,331,269
		$ 18,331,269
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	159,000	$ 23,716,440
EOG Resources, Inc.	194,300	23,500,585
		$ 47,217,025
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	293,100	$ 15,038,961
Eli Lilly & Co.	22,000	12,824,240
Pfizer, Inc.	442,000	12,725,180
		$ 40,588,381
Professional Services — 5.5%
Automatic Data Processing, Inc.	95,900	$ 22,341,823
Booz Allen Hamilton Holding Corp.	102,300	13,085,193
Broadridge Financial Solutions, Inc.	58,900	12,118,675
		$ 47,545,691
Semiconductors & Semiconductor Equipment — 9.5%
Analog Devices, Inc.	81,100	$ 16,103,216
Broadcom, Inc.	24,100	26,901,625
Lam Research Corp.	21,800	17,075,068
QUALCOMM, Inc.	83,900	12,134,457
Texas Instruments, Inc.	54,700	9,324,162
		$ 81,538,528
Security	Shares	Value
Software — 4.2%
Microsoft Corp.	96,267	$ 36,200,243
		$ 36,200,243
Specialized REITs — 1.5%
Lamar Advertising Co., Class A	122,000	$ 12,966,160
		$ 12,966,160
Specialty Retail — 1.8%
Home Depot, Inc. (The)	45,500	$ 15,768,025
		$ 15,768,025
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	102,600	$ 11,139,282
		$ 11,139,282
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	66,400	$ 10,645,912
		$ 10,645,912
Total Common Stocks (identified cost $684,243,227)		$847,592,383

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	9,065,154	$ 9,065,154
Total Short-Term Investments (identified cost $9,065,154)		$ 9,065,154
Total Investments — 99.9% (identified cost $693,308,381)		$856,657,537
Other Assets, Less Liabilities — 0.1%		$ 1,014,299
Net Assets — 100.0%		$857,671,836
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts

9

Eaton Vance
Dividend Builder Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $684,243,227)	$ 847,592,383
Affiliated investments, at value (identified cost $9,065,154)	9,065,154
Dividends receivable	2,005,258
Dividends receivable from affiliated investments	19,975
Receivable for Fund shares sold	473,934
Tax reclaims receivable	13,200
Trustees' deferred compensation plan	177,591
Total assets	$859,347,495
Liabilities
Payable for Fund shares redeemed	$ 563,767
Payable to affiliates:
Investment adviser fee	457,809
Distribution and service fees	149,412
Trustees' fees	14,745
Trustees' deferred compensation plan	177,591
Accrued expenses	312,335
Total liabilities	$ 1,675,659
Net Assets	$857,671,836
Sources of Net Assets
Paid-in capital	$ 689,982,752
Distributable earnings	167,689,084
Net Assets	$857,671,836
Class A Shares
Net Assets	$ 650,959,042
Shares Outstanding	43,768,336
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.87
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 15.69
Class C Shares
Net Assets	$ 15,964,786
Shares Outstanding	1,062,709
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.02
Class I Shares
Net Assets	$ 190,748,008
Shares Outstanding	12,841,403
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.85
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $56,779)	$ 22,859,238
Dividend income from affiliated investments	261,191
Securities lending income, net	6,444
Total investment income	$23,126,873
Expenses
Investment adviser fee	$ 5,378,761
Distribution and service fees:
Class A	1,589,702
Class C	173,578
Trustees’ fees and expenses	54,185
Custodian fee	211,233
Transfer and dividend disbursing agent fees	516,037
Legal and accounting services	73,359
Printing and postage	48,780
Registration fees	57,116
Miscellaneous	38,497
Total expenses	$ 8,141,248
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 7,547
Total expense reductions	$ 7,547
Net expenses	$ 8,133,701
Net investment income	$14,993,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 18,624,671
Foreign currency transactions	651
Net realized gain	$18,625,322
Change in unrealized appreciation (depreciation):
Investments	$ 55,702,221
Foreign currency	2,895
Net change in unrealized appreciation (depreciation)	$55,705,116
Net realized and unrealized gain	$74,330,438
Net increase in net assets from operations	$89,323,610
11
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,993,172	$ 18,106,581
Net realized gain	18,625,322	112,559,285
Net change in unrealized appreciation (depreciation)	55,705,116	(236,139,140)
Net increase (decrease) in net assets from operations	$ 89,323,610	$ (105,473,274)
Distributions to shareholders:
Class A	$ (21,380,850)	$ (161,625,433)
Class C	(422,329)	(4,754,696)
Class I	(6,744,252)	(53,531,303)
Total distributions to shareholders	$ (28,547,431)	$ (219,911,432)
Transactions in shares of beneficial interest:
Class A	$ (50,226,438)	$ 75,078,618
Class C	(5,431,780)	518,131
Class I	(32,041,702)	46,125,117
Net increase (decrease) in net assets from Fund share transactions	$ (87,699,920)	$ 121,721,866
Net decrease in net assets	$ (26,923,741)	$ (203,662,840)
Net Assets
At beginning of year	$ 884,595,577	$1,088,258,417
At end of year	$857,671,836	$ 884,595,577
12
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 13.840	$ 19.850	$ 17.030	$ 15.610	$ 12.510
Income (Loss) From Operations
Net investment income(1)	$ 0.245	$ 0.326	$ 0.355	$ 0.276	$ 0.227
Net realized and unrealized gain (loss)	1.268	(2.219)	3.744	1.590	3.607
Total income (loss) from operations	$ 1.513	$ (1.893)	$ 4.099	$ 1.866	$ 3.834
Less Distributions
From net investment income	$ (0.234)	$ (0.335)	$ (0.344)	$ (0.264)	$ (0.264)
From net realized gain	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$ (0.483)	$ (4.117)	$ (1.279)	$ (0.446)	$ (0.734)
Net asset value — End of year	$ 14.870	$ 13.840	$ 19.850	$ 17.030	$ 15.610
Total Return(2)	11.16%	(9.75)%	24.42%	12.32%	31.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$650,959	$655,476	$821,560	$725,569	$706,043
Ratios (as a percentage of average daily net assets):
Expenses	1.01% (3)	1.00% (3)	0.99%	1.01%	1.01%
Net investment income	1.74%	1.85%	1.89%	1.83%	1.57%
Portfolio Turnover	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
13
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 13.980	$ 19.990	$ 17.150	$ 15.710	$ 12.580
Income (Loss) From Operations
Net investment income(1)	$ 0.138	$ 0.196	$ 0.218	$ 0.166	$ 0.115
Net realized and unrealized gain (loss)	1.279	(2.226)	3.758	1.602	3.636
Total income (loss) from operations	$ 1.417	$ (2.030)	$ 3.976	$ 1.768	$ 3.751
Less Distributions
From net investment income	$ (0.128)	$ (0.198)	$ (0.201)	$ (0.146)	$ (0.151)
From net realized gain	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$ (0.377)	$ (3.980)	$ (1.136)	$ (0.328)	$ (0.621)
Net asset value — End of year	$15.020	$13.980	$19.990	$17.150	$15.710
Total Return(2)	10.28%	(10.37)%	23.43%	11.51%	30.13%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 15,965	$ 20,214	$ 27,405	$ 29,195	$ 56,585
Ratios (as a percentage of average daily net assets):
Expenses	1.76% (3)	1.75% (3)	1.74%	1.76%	1.77%
Net investment income	0.98%	1.10%	1.15%	1.10%	0.80%
Portfolio Turnover	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 13.820	$ 19.830	$ 17.020	$ 15.600	$ 12.500
Income (Loss) From Operations
Net investment income(1)	$ 0.280	$ 0.371	$ 0.402	$ 0.313	$ 0.262
Net realized and unrealized gain (loss)	1.268	(2.219)	3.733	1.591	3.608
Total income (loss) from operations	$ 1.548	$ (1.848)	$ 4.135	$ 1.904	$ 3.870
Less Distributions
From net investment income	$ (0.269)	$ (0.380)	$ (0.390)	$ (0.302)	$ (0.300)
From net realized gain	(0.249)	(3.782)	(0.935)	(0.182)	(0.470)
Total distributions	$ (0.518)	$ (4.162)	$ (1.325)	$ (0.484)	$ (0.770)
Net asset value — End of year	$ 14.850	$ 13.820	$ 19.830	$ 17.020	$ 15.600
Total Return(2)	11.46%	(9.54)%	24.68%	12.61%	31.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$190,748	$208,906	$239,294	$196,896	$184,050
Ratios (as a percentage of average daily net assets):
Expenses	0.76% (3)	0.75% (3)	0.74%	0.76%	0.76%
Net investment income	2.00%	2.11%	2.14%	2.08%	1.82%
Portfolio Turnover	49%	57%	74%	81%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
16

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$27,033,688	$ 18,339,050
Long-term capital gains	$ 1,513,743	$201,572,382
During the year ended December 31, 2023, distributable earnings was decreased by $1,005,713 and paid-in capital was increased by $1,005,713 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
17

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 2,521,720
Undistributed long-term capital gains	2,352,293
Net unrealized appreciation	162,815,071
Distributable earnings	$167,689,084
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 693,886,820
Gross unrealized appreciation	$ 179,482,367
Gross unrealized depreciation	(16,711,650)
Net unrealized appreciation	$ 162,770,717
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly.
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the year ended December 31, 2023, the investment adviser fee amounted to $5,378,761 or 0.64% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $7,547 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $105,891 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $17,308 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares of $1,230. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
18

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $1,589,702 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $130,183 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $43,395 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received $6,036 and $ 1,862 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $414,171,096 and $517,095,594, respectively, for the year ended December 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,180,743	$ 16,620,433	2,115,760	$ 33,764,541
Issued to shareholders electing to receive payments of distributions in Fund shares	1,296,568	18,294,619	9,718,130	137,755,540
Redemptions	(6,066,763)	(85,141,490)	(5,873,470)	(96,441,463)
Net increase (decrease)	(3,589,452)	$(50,226,438)	5,960,420	$ 75,078,618
Class C
Sales	83,540	$ 1,177,856	213,067	$ 3,783,386
Issued to shareholders electing to receive payments of distributions in Fund shares	28,216	403,013	322,190	4,584,231
Redemptions	(495,486)	(7,012,649)	(459,681)	(7,849,486)
Net increase (decrease)	(383,730)	$ (5,431,780)	75,576	$ 518,131
19

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements — continued

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	1,657,338	$ 23,181,763	3,272,366	$ 57,567,777
Issued to shareholders electing to receive payments of distributions in Fund shares	445,880	6,277,951	3,554,690	50,349,667
Redemptions	(4,372,906)	(61,501,416)	(3,784,212)	(61,792,327)
Net increase (decrease)	(2,269,688)	$(32,041,702)	3,042,844	$ 46,125,117
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At December 31, 2023, the Fund had no securities on loan.
10  Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,065,154, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,959,717	$119,952,078	$(118,846,641)	$ —	$ —	$9,065,154	$261,191	9,065,154
20

Eaton Vance
Dividend Builder Fund
December 31, 2023
Notes to Financial Statements — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 847,592,383*	$ —	$ —	$ 847,592,383
Short-Term Investments	9,065,154	—	—	9,065,154
Total Investments	$ 856,657,537	$ —	$ —	$856,657,537
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
21

Eaton Vance
Dividend Builder Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Dividend Builder Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Dividend Builder Fund (the "Fund") (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
22

Eaton Vance
Dividend Builder Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, qualified dividend income for individuals, the dividends received deduction for corporations, capital gains dividends and 163(j) interest dividends.
Qualified Business Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $518,837, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $22,352,179, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 71.62% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $2,842,468 or, if subsequently determined to be different, the net capital gain of such year.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 28.38% of distributions from net investment income as a 163(j) interest dividend.
23

Eaton Vance
Dividend Builder Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
24

Eaton Vance
Dividend Builder Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
25

Eaton Vance
Dividend Builder Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159    12.31.23

Eaton Vance
Growth Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Growth Fund

Eaton Vance
Growth Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Growth Fund (the Fund) returned 38.30% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned 42.68%.
On an individual stock basis, the largest detractors from Fund performance versus the Index during the period were an overweight position in Paycom Software, Inc. (Paycom); not owning Index component Broadcom, Inc. (Broadcom); and an underweight position in Tesla, Inc. (Tesla).
The share price of Paycom, a provider of cloud-based human resources management software, fell as the company experienced a decline in transaction volumes. Ironically, this was due to the success of Paycom’s BETI® app, which allows company employees to manage their own payroll entries and reduces payroll errors. By period-end, Paycom was sold from the Fund.
The share price of semiconductor and software company Broadcom doubled during the period, boosted by strong sales in its artificial intelligence (AI) microchip business, and its purchase of software firm VMware. Both led to upward revisions of Broadcom’s projected earnings.
To stimulate sales, electric vehicle maker Tesla announced price cuts during the period that weighed on profit margins and led the company to lower earnings projections. Despite that negative news, Tesla’s stock price doubled during the period because investors still viewed the company as a leader in long-term growth opportunities involving electric cars and autonomous driving.
On a sector basis, stock selections in the consumer discretionary sector; stock selections and an underweight position in the information technology sector; and an overweight position in the financials sector detracted from Fund performance versus the Index during the period.
In contrast, the largest individual stock contributors to Fund performance relative to the Index included overweight positions in Adobe, Inc. (Adobe) and Lam Research Corp. (Lam Research).
Adobe is a dominant producer of software products used to create digital content. Adobe’s stock price soared during the period as the company rode the wave of investment in AI applications and increased demand for online content creation tools.
Lam Research manufactures equipment used to fabricate semiconductor chips. Although sales and earnings were relatively weak during the period, the company’s stock price nearly doubled on investor enthusiasm over AI and the potential for stronger sales in 2024 and beyond to supply memory chip producers with new equipment.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Growth Fund
December 31, 2023
Management’s Discussion of Fund Performance† — continued

On a sector basis, contributors to performance versus the Index during the period included stock selections and underweight positions in the consumer staples and real estate sectors, as well as an underweight position in the materials sector.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Growth Fund
December 31, 2023
Performance

Portfolio Manager(s) Douglas R. Rogers, CFA, CMT
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	38.30%	15.78%	12.59%
Class A with 5.25% Maximum Sales Charge	—	—	31.05	14.54	11.98
Class C at NAV	09/09/2002	09/09/2002	37.26	14.91	11.92
Class C with 1% Maximum Deferred Sales Charge	—	—	36.26	14.91	11.92
Class I at NAV	05/03/2007	09/09/2002	38.69	16.07	12.87
Class R at NAV	08/03/2009	09/09/2002	38.03	15.50	12.31

Russell 1000® Growth Index	—	—	42.68%	19.49%	14.85%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.08%	1.83%	0.83%	1.33%
Net	1.05	1.80	0.80	1.30
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$30,843	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$3,359,253	N.A.
Class R	$10,000	12/31/2013	$31,949	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Growth Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Microsoft Corp.	10.2%
Apple, Inc.	7.9
Amazon.com, Inc.	7.7
NVIDIA Corp.	6.4
Alphabet, Inc., Class A	5.5
Adobe, Inc.	3.9
Visa, Inc., Class A	3.4
Intuit, Inc.	3.0
Meta Platforms, Inc., Class A	2.7
Lam Research Corp.	2.5
Total	53.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Growth Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Growth Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,100.40	$5.56**	1.05%
Class C	$1,000.00	$1,096.10	$9.51**	1.80%
Class I	$1,000.00	$1,101.80	$4.24**	0.80%
Class R	$1,000.00	$1,099.20	$6.88**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.91	$5.35**	1.05%
Class C	$1,000.00	$1,016.13	$9.15**	1.80%
Class I	$1,000.00	$1,021.17	$4.08**	0.80%
Class R	$1,000.00	$1,018.65	$6.61**	1.30%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Eaton Vance
Growth Fund
December 31, 2023
Portfolio of Investments

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	16,385	$ 2,930,785
		$ 2,930,785
Automobile Components — 0.8%
Aptiv PLC(1)	30,475	$ 2,734,217
		$ 2,734,217
Automobiles — 0.9%
Tesla, Inc.(1)	13,325	$ 3,310,996
		$ 3,310,996
Beverages — 1.4%
Coca-Cola Co. (The)	83,217	$ 4,903,978
		$ 4,903,978
Biotechnology — 0.5%
Vertex Pharmaceuticals, Inc.(1)	4,710	$ 1,916,452
		$ 1,916,452
Broadline Retail — 7.7%
Amazon.com, Inc.(1)	182,819	$ 27,777,519
		$ 27,777,519
Building Products — 1.0%
Trane Technologies PLC	14,577	$ 3,555,330
		$ 3,555,330
Capital Markets — 3.1%
Intercontinental Exchange, Inc.	29,362	$ 3,770,962
S&P Global, Inc.	8,759	3,858,515
Tradeweb Markets, Inc., Class A	38,721	3,518,964
		$ 11,148,441
Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	73,509	$ 3,601,941
Waste Connections, Inc.	26,997	4,029,842
		$ 7,631,783
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	9,428	$ 6,223,234
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	15,865	$ 2,501,117
		$ 8,724,351
Electrical Equipment — 1.4%
AMETEK, Inc.	29,919	$ 4,933,344
		$ 4,933,344
Entertainment — 1.6%
Netflix, Inc.(1)	11,725	$ 5,708,668
		$ 5,708,668
Financial Services — 4.0%
Shift4 Payments, Inc., Class A(1)	33,086	$ 2,459,613
Visa, Inc., Class A	46,524	12,112,524
		$ 14,572,137
Food Products — 1.0%
Mondelez International, Inc., Class A	50,793	$ 3,678,937
		$ 3,678,937
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	67,597	$ 4,161,947
		$ 4,161,947
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(1)	6,835	$ 1,872,790
Intuitive Surgical, Inc.(1)	13,432	4,531,419
Stryker Corp.	11,484	3,438,999
		$ 9,843,208
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	10,625	$ 5,593,744
		$ 5,593,744
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	41,853	$ 4,018,307
		$ 4,018,307
Interactive Media & Services — 10.6%
Alphabet, Inc., Class A(1)	142,301	$ 19,878,027
Alphabet, Inc., Class C(1)	60,430	8,516,400
Meta Platforms, Inc., Class A(1)	27,763	9,826,991
		$ 38,221,418

8
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
IT Services — 1.6%
Accenture PLC, Class A	16,420	$ 5,761,942
		$ 5,761,942
Life Sciences Tools & Services — 1.9%
Danaher Corp.	8,644	$ 1,999,703
Illumina, Inc.(1)	13,156	1,831,841
Thermo Fisher Scientific, Inc.	5,563	2,952,785
		$ 6,784,329
Pharmaceuticals — 2.4%
Eli Lilly & Co.	14,793	$ 8,623,136
		$ 8,623,136
Professional Services — 1.0%
TransUnion	53,507	$ 3,676,466
		$ 3,676,466
Real Estate Management & Development — 1.0%
FirstService Corp.	23,448	$ 3,800,686
		$ 3,800,686
Semiconductors & Semiconductor Equipment — 11.7%
Analog Devices, Inc.	34,093	$ 6,769,506
Lam Research Corp.	11,342	8,883,735
NVIDIA Corp.	47,001	23,275,835
QUALCOMM, Inc.	22,092	3,195,166
		$ 42,124,242
Software — 22.1%
Adobe, Inc.(1)	23,796	$ 14,196,693
Autodesk, Inc.(1)	12,211	2,973,134
Fair Isaac Corp.(1)	2,087	2,429,289
Fortinet, Inc.(1)	45,957	2,689,863
Intuit, Inc.	17,392	10,870,522
Microsoft Corp.	97,620	36,709,025
Salesforce, Inc.(1)	24,910	6,554,817
Zscaler, Inc.(1)	14,960	3,314,538
		$ 79,737,881
Specialty Retail — 3.5%
Burlington Stores, Inc.(1)	10,193	$ 1,982,335
Home Depot, Inc. (The)	7,688	2,664,276
TJX Cos., Inc. (The)	86,731	8,136,235
		$ 12,782,846
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	148,239	$ 28,540,455
		$ 28,540,455
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	33,086	$ 3,592,147
		$ 3,592,147
Total Common Stocks (identified cost $155,001,174)		$360,789,692

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	669,865	$ 669,865
Total Short-Term Investments (identified cost $669,865)		$ 669,865
Total Investments — 100.0% (identified cost $155,671,039)		$361,459,557
Other Assets, Less Liabilities — (0.0)%(3)		$ (178,447)
Net Assets — 100.0%		$361,281,110
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(3)	Amount is less than (0.05)%.

9
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $155,001,174)	$ 360,789,692
Affiliated investments, at value (identified cost $669,865)	669,865
Cash	11,067
Dividends receivable	224,833
Dividends receivable from affiliated investments	5,189
Receivable for Fund shares sold	110,807
Tax reclaims receivable	31,006
Receivable from affiliates	8,669
Trustees' deferred compensation plan	73,143
Total assets	$361,924,271
Liabilities
Payable for Fund shares redeemed	$ 135,170
Payable to affiliates:
Investment adviser fee	195,232
Distribution and service fees	64,367
Trustees' fees	5,485
Trustees' deferred compensation plan	73,143
Accrued expenses	169,764
Total liabilities	$ 643,161
Net Assets	$361,281,110
Sources of Net Assets
Paid-in capital	$ 155,177,281
Distributable earnings	206,103,829
Net Assets	$361,281,110
Class A Shares
Net Assets	$ 273,827,471
Shares Outstanding	8,209,747
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 33.35
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 35.20
Class C Shares
Net Assets	$ 7,643,333
Shares Outstanding	320,020
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 23.88
Class I Shares
Net Assets	$ 77,753,495
Shares Outstanding	2,190,931
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 35.49
10
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R Shares
Net Assets	$2,056,811
Shares Outstanding	65,217
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.54
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $7,546)	$ 2,514,049
Dividend income from affiliated investments	78,413
Securities lending income, net	4,651
Total investment income	$ 2,597,113
Expenses
Investment adviser fee	$ 2,103,230
Distribution and service fees:
Class A	616,892
Class C	80,359
Class R	11,010
Trustees’ fees and expenses	20,005
Custodian fee	78,335
Transfer and dividend disbursing agent fees	291,433
Legal and accounting services	47,889
Printing and postage	19,169
Registration fees	59,740
Miscellaneous	25,692
Total expenses	$ 3,353,754
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 54,244
Total expense reductions	$ 54,244
Net expenses	$ 3,299,510
Net investment loss	$ (702,397)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 32,169,954
Foreign currency transactions	(5)
Net realized gain	$ 32,169,949
Change in unrealized appreciation (depreciation):
Investments	$ 73,009,310
Net change in unrealized appreciation (depreciation)	$ 73,009,310
Net realized and unrealized gain	$105,179,259
Net increase in net assets from operations	$104,476,862
12
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (702,397)	$ (161,685)
Net realized gain	32,169,949	9,887,890
Net change in unrealized appreciation (depreciation)	73,009,310	(139,450,037)
Net increase (decrease) in net assets from operations	$104,476,862	$(129,723,832)
Distributions to shareholders:
Class A	$ (23,304,467)	$ (11,782,056)
Class C	(907,846)	(552,977)
Class I	(6,184,142)	(3,054,347)
Class R	(179,733)	(120,830)
Total distributions to shareholders	$ (30,576,188)	$ (15,510,210)
Transactions in shares of beneficial interest:
Class A	$ 3,929,500	$ (8,297,402)
Class C	(1,288,903)	(2,399,535)
Class I	4,513,324	(11,413,848)
Class R	(609,031)	98,948
Net increase (decrease) in net assets from Fund share transactions	$ 6,544,890	$ (22,011,837)
Net increase (decrease) in net assets	$ 80,445,564	$(167,245,879)
Net Assets
At beginning of year	$ 280,835,546	$ 448,081,425
At end of year	$361,281,110	$ 280,835,546
13
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 26.400	$ 39.590	$ 35.930	$ 28.130	$ 23.610
Income (Loss) From Operations
Net investment loss(1)	$ (0.078)	$ (0.024)	$ (0.120)	$ (0.098)	$ (0.037)
Net realized and unrealized gain (loss)	10.079	(11.650)	7.140	10.409	7.095
Total income (loss) from operations	$ 10.001	$ (11.674)	$ 7.020	$ 10.311	$ 7.058
Less Distributions
From net realized gain	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Total distributions	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Net asset value — End of year	$ 33.350	$ 26.400	$ 39.590	$ 35.930	$ 28.130
Total Return(2)(3)	38.30%	(29.63)%	19.62%	37.16%	30.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$273,827	$213,878	$330,230	$299,834	$236,457
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.05% (4)	1.05% (4)	1.05%	1.05%	1.05%
Net investment loss	(0.25)%	(0.08)%	(0.30)%	(0.32)%	(0.14)%
Portfolio Turnover	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
14
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 19.700	$ 30.290	$ 28.370	$ 22.790	$ 19.660
Income (Loss) From Operations
Net investment loss(1)	$ (0.231)	$ (0.197)	$ (0.326)	$ (0.261)	$ (0.206)
Net realized and unrealized gain (loss)	7.462	(8.877)	5.606	8.352	5.874
Total income (loss) from operations	$ 7.231	$ (9.074)	$ 5.280	$ 8.091	$ 5.668
Less Distributions
From net realized gain	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Total distributions	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Net asset value — End of year	$23.880	$19.700	$30.290	$28.370	$22.790
Total Return(2)(3)	37.26%	(30.15)%	18.70%	36.17%	29.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,643	$ 7,354	$ 14,409	$ 16,026	$ 17,501
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.80% (4)	1.80% (4)	1.80%	1.80%	1.80%
Net investment loss	(1.00)%	(0.83)%	(1.05)%	(1.06)%	(0.91)%
Portfolio Turnover	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
15
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 27.870	$ 41.580	$ 37.500	$ 29.200	$ 24.380
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.002	$ 0.055	$ (0.023)	$ (0.022)	$ 0.029
Net realized and unrealized gain (loss)	10.669	(12.249)	7.463	10.833	7.329
Total income (loss) from operations	$10.671	$(12.194)	$ 7.440	$10.811	$ 7.358
Less Distributions
From net realized gain	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Total distributions	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Net asset value — End of year	$35.490	$ 27.870	$ 41.580	$37.500	$29.200
Total Return(2)(3)	38.69%	(29.47)%	19.92%	37.51%	30.65%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 77,753	$ 57,481	$100,423	$ 82,887	$ 65,646
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.80% (4)	0.80% (4)	0.80%	0.80%	0.80%
Net investment income (loss)	0.01%	0.17%	(0.05)%	(0.07)%	0.10%
Portfolio Turnover	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
16
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 25.140	$ 37.900	$ 34.610	$ 27.230	$ 22.980
Income (Loss) From Operations
Net investment loss(1)	$ (0.149)	$ (0.096)	$ (0.214)	$ (0.166)	$ (0.105)
Net realized and unrealized gain (loss)	9.600	(11.148)	6.864	10.057	6.893
Total income (loss) from operations	$ 9.451	$(11.244)	$ 6.650	$ 9.891	$ 6.788
Less Distributions
From net realized gain	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Total distributions	$ (3.051)	$ (1.516)	$ (3.360)	$ (2.511)	$ (2.538)
Net asset value — End of year	$31.540	$ 25.140	$37.900	$34.610	$27.230
Total Return(2)(3)	38.03%	(29.82)%	19.29%	36.84%	30.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,057	$ 2,123	$ 3,020	$ 2,501	$ 2,264
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.30% (4)	1.30% (4)	1.30%	1.30%	1.30%
Net investment loss	(0.50)%	(0.33)%	(0.56)%	(0.56)%	(0.39)%
Portfolio Turnover	28%	12%	21%	37%	40%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.02%, 0.03%, less than 0.005%, 0.04% and 0.04% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
17
See Notes to Financial Statements.

Eaton Vance
Growth Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Growth Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
18

Eaton Vance
Growth Fund
December 31, 2023
Notes to Financial Statements — continued

G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Long-term capital gains	$30,576,188	$15,510,210
During the year ended December 31, 2023, distributable earnings was decreased by $577,070 and paid-in capital was increased by $577,070 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 340,627
Net unrealized appreciation	205,763,202
Distributable earnings	$206,103,829
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$155,696,341
Gross unrealized appreciation	$ 206,795,419
Gross unrealized depreciation	(1,032,203)
Net unrealized appreciation	$205,763,216
19

Eaton Vance
Growth Fund
December 31, 2023
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the year ended December 31, 2023, the Fund’s investment adviser fee amounted to $2,103,230 or 0.65% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $2,410 relating to the Fund’s investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $51,834 of the Fund’s operating expenses for the year ended December 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $89,332 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,442 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A Fund shares for the year ended December 31, 2023 in the amount of $1,000. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $616,892 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $60,269 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2023, the Fund paid or accrued to EVD $5,505 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $20,090 and $5,505 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
20

Eaton Vance
Growth Fund
December 31, 2023
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received $303 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $90,105,894 and $115,463,404, respectively, for the year ended December 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	280,082	$ 8,921,366	251,076	$ 7,858,018
Issued to shareholders electing to receive payments of distributions in Fund shares	672,219	21,632,022	395,080	10,848,898
Redemptions	(845,290)	(26,623,888)	(885,326)	(27,004,318)
Net increase (decrease)	107,011	$ 3,929,500	(239,170)	$ (8,297,402)
Class C
Sales	44,270	$ 1,016,809	40,187	$ 976,989
Issued to shareholders electing to receive payments of distributions in Fund shares	39,309	906,076	26,932	552,097
Redemptions	(136,911)	(3,211,788)	(169,430)	(3,928,621)
Net decrease	(53,332)	$ (1,288,903)	(102,311)	$ (2,399,535)
Class I
Sales	408,707	$ 13,727,080	191,924	$ 6,280,812
Issued to shareholders electing to receive payments of distributions in Fund shares	173,421	5,936,198	102,482	2,970,956
Redemptions	(453,624)	(15,149,954)	(647,294)	(20,665,616)
Net increase (decrease)	128,504	$ 4,513,324	(352,888)	$(11,413,848)
Class R
Sales	8,099	$ 239,530	7,556	$ 220,345
Issued to shareholders electing to receive payments of distributions in Fund shares	5,596	170,286	4,443	116,241
Redemptions	(32,917)	(1,018,847)	(7,241)	(237,638)
Net increase (decrease)	(19,222)	$ (609,031)	4,758	$ 98,948
21

Eaton Vance
Growth Fund
December 31, 2023
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
9  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $669,865, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$344,907	$32,643,713	$(32,318,755)	$ —	$ —	$669,865	$78,413	669,865
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 360,789,692*	$ —	$ —	$ 360,789,692
Short-Term Investments	669,865	—	—	669,865
Total Investments	$ 361,459,557	$ —	$ —	$361,459,557
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
22

Eaton Vance
Growth Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Growth Fund (the "Fund") (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Eaton Vance
Growth Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $32,174,801 or, if subsequently determined to be different, the net capital gain of such year.
24

Eaton Vance
Growth Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Eaton Vance
Growth Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
26

Eaton Vance
Growth Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559    12.31.23

Eaton Vance
Large-Cap Value Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Large-Cap Value Fund

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Large-Cap Value Fund (the Fund) returned 7.92% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000® Value Index (the Index), which returned 11.46%.
On an individual stock basis, the largest detractors from Fund performance versus the Index during the period were not owning Index component Meta Platforms, Inc. (Meta), and overweight positions in NextEra Energy, Inc. (NextEra) and Charles Schwab Corp. (Charles Schwab).
The stock price of Meta -- the social media giant behind Facebook, Instagram, and Messenger -- more than doubled during the period as its advertising revenues rebounded on improved ad targeting, and profit margins exceeded expectations due to a decrease in spending on longer-term initiatives. The Fund did not own Meta due to concerns that the stock was priced above its fair market value, as well as questions about the sustainability of the company’s earnings.
Despite strong earnings growth and a competitive advantage in renewable energy development, the share price of Florida-based utility NextEra declined during the period. Increasing 10-year U.S. Treasury yields were a headwind for NextEra’s stock price, raising concerns about the return potential of renewable energy projects amid the rising costs of debt financing.
Although discount brokerage firm Charles Schwab is not a regional bank, its share price plunged amid negative sentiment toward the financials sector after two U.S. regional banks failed in March 2023. A chief concern among investors was “cash sorting” -- that is, deposits leaving Charles Schwab for money market investments paying relatively high interest rates. However, Charles Schwab’s share price began to recover late in the period as investors anticipated that U.S. Federal Reserve rate cuts in 2024 would be favorable for company revenues.
On a sector basis, stock selections in the communication services sector, along with stock selections and underweight positions in the financials and consumer discretionary sectors, detracted from Fund performance versus the Index during the period.
In contrast, the largest individual stock contributors to Fund performance relative to the Index included overweight positions in semiconductor maker Micron Technology, Inc. (Micron) and Google parent company Alphabet, Inc. (Alphabet).
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Management’s Discussion of Fund Performance† — continued

Following a year of working through excess inventory, Micron’s shares performed strongly amid investor enthusiasm for companies poised to benefit from the burgeoning artificial intelligence (AI) industry. A solid slate of upcoming new products provided an additional boost for Micron’s stock price during the period.
Alphabet’s share price rose amid accelerating growth across its business divisions and a significant improvement in profit margins. An additional tailwind for Alphabet’s stock price was investor excitement about AI during a period when the company focused on thoughtfully incorporating AI into its products and internal processes.
On a sector basis, stock selections in the health care and information technology sectors, as well as stock selections and an overweight position in the industrials sector, contributed to Fund performance versus the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Performance

Portfolio Manager(s) Aaron S. Dunn, CFA and Bradley T. Galko, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	7.92%	11.59%	8.33%
Class A with 5.25% Maximum Sales Charge	—	—	2.27	10.40	7.75
Class C at NAV	11/04/1994	09/23/1931	7.11	10.76	7.69
Class C with 1% Maximum Deferred Sales Charge	—	—	6.11	10.76	7.69
Class I at NAV	12/28/2004	09/23/1931	8.20	11.87	8.60
Class R at NAV	02/18/2004	09/23/1931	7.66	11.32	8.06
Class R6 at NAV	07/01/2014	09/23/1931	8.26	11.94	8.68

Russell 1000® Value Index	—	—	11.46%	10.90%	8.39%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.02%	1.78%	0.77%	1.27%	0.72%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$20,976	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,282,888	N.A.
Class R	$10,000	12/31/2013	$21,723	N.A.
Class R6, at minimum investment	$5,000,000	12/31/2013	$11,495,836	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.3
Micron Technology, Inc.	3.3
Charles Schwab Corp. (The)	3.2
Constellation Brands, Inc., Class A	2.9
Chevron Corp.	2.8
Thermo Fisher Scientific, Inc.	2.6
ConocoPhillips	2.5
Zoetis, Inc.	2.4
Reinsurance Group of America, Inc.	2.4
Total	29.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000 Index® is an unmanaged index of 2,000 U.S. small-cap stocks.

6

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,053.80	$5.33	1.03%
Class C	$1,000.00	$1,049.80	$9.20	1.78%
Class I	$1,000.00	$1,054.90	$4.04	0.78%
Class R	$1,000.00	$1,052.60	$6.62	1.28%
Class R6	$1,000.00	$1,055.20	$3.68	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.01	$5.24	1.03%
Class C	$1,000.00	$1,016.23	$9.05	1.78%
Class I	$1,000.00	$1,021.27	$3.97	0.78%
Class R	$1,000.00	$1,018.75	$6.51	1.28%
Class R6	$1,000.00	$1,021.63	$3.62	0.71%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
7

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Portfolio of Investments

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 2.8%
Hexcel Corp.	133,511	$ 9,846,436
Huntington Ingalls Industries, Inc.	117,692	30,557,551
		$ 40,403,987
Banks — 4.5%
M&T Bank Corp.	73,902	$ 10,130,486
Wells Fargo & Co.	1,131,265	55,680,863
		$ 65,811,349
Beverages — 2.9%
Constellation Brands, Inc., Class A	176,091	$ 42,569,999
		$ 42,569,999
Biotechnology — 3.6%
AbbVie, Inc.	114,483	$ 17,741,430
Neurocrine Biosciences, Inc.(1)	193,402	25,482,648
Vertex Pharmaceuticals, Inc.(1)	21,347	8,685,881
		$ 51,909,959
Building Products — 2.1%
Johnson Controls International PLC	542,706	$ 31,281,574
		$ 31,281,574
Capital Markets — 5.2%
Cboe Global Markets, Inc.	89,573	$ 15,994,155
Charles Schwab Corp. (The)	694,112	47,754,905
Interactive Brokers Group, Inc., Class A	155,560	12,895,924
		$ 76,644,984
Chemicals — 3.1%
FMC Corp.	249,943	$ 15,758,906
Linde PLC	72,819	29,907,492
		$ 45,666,398
Consumer Staples Distribution & Retail — 3.9%
BJ's Wholesale Club Holdings, Inc.(1)	435,021	$ 28,998,500
Dollar Tree, Inc.(1)	192,215	27,304,141
		$ 56,302,641
Security	Shares	Value
Containers & Packaging — 1.7%
Ball Corp.	427,065	$ 24,564,779
		$ 24,564,779
Electric Utilities — 3.4%
Edison International	244,656	$ 17,490,457
NextEra Energy, Inc.	519,094	31,529,770
		$ 49,020,227
Electronic Equipment, Instruments & Components — 1.8%
Zebra Technologies Corp., Class A(1)	99,163	$ 27,104,223
		$ 27,104,223
Entertainment — 1.9%
Walt Disney Co. (The)	300,686	$ 27,148,939
		$ 27,148,939
Financial Services — 2.1%
Fiserv, Inc.(1)	228,914	$ 30,408,936
		$ 30,408,936
Food Products — 1.2%
Hershey Co. (The)	92,869	$ 17,314,496
		$ 17,314,496
Ground Transportation — 1.9%
CSX Corp.	813,152	$ 28,191,980
		$ 28,191,980
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(1)	460,728	$ 26,634,686
Zimmer Biomet Holdings, Inc.	129,863	15,804,327
		$ 42,439,013
Health Care Providers & Services — 2.3%
Humana, Inc.	33,219	$ 15,207,990
McKesson Corp.	40,599	18,796,525
		$ 34,004,515
Hotels, Restaurants & Leisure — 1.4%
Papa John's International, Inc.	274,167	$ 20,899,750
		$ 20,899,750
Household Products — 1.4%
Clorox Co. (The)	140,950	$ 20,098,061
		$ 20,098,061

8
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Industrial REITs — 1.1%
First Industrial Realty Trust, Inc.	297,201	$ 15,653,577
		$ 15,653,577
Insurance — 5.7%
American International Group, Inc.	720,391	$ 48,806,490
Reinsurance Group of America, Inc.	212,277	34,342,173
		$ 83,148,663
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A(1)	220,775	$ 30,840,060
		$ 30,840,060
IT Services — 1.2%
Accenture PLC, Class A	48,880	$ 17,152,481
		$ 17,152,481
Leisure Products — 1.4%
Hasbro, Inc.	392,505	$ 20,041,305
		$ 20,041,305
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	72,156	$ 38,299,683
		$ 38,299,683
Machinery — 4.6%
PACCAR, Inc.	191,681	$ 18,717,650
Toro Co. (The)	160,990	15,453,430
Westinghouse Air Brake Technologies Corp.	265,076	33,638,144
		$ 67,809,224
Metals & Mining — 1.5%
Alcoa Corp.	633,841	$ 21,550,594
		$ 21,550,594
Multi-Utilities — 2.6%
CMS Energy Corp.	388,121	$ 22,538,187
Sempra	215,514	16,105,361
		$ 38,643,548
Office REITs — 0.6%
Cousins Properties, Inc.	343,805	$ 8,371,652
		$ 8,371,652
Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	270,052	$ 40,280,956
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	317,428	$ 36,843,868
EOG Resources, Inc.	93,723	11,335,797
		$ 88,460,621
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	561,520	$ 28,811,591
Sanofi S.A.	270,876	26,917,700
Zoetis, Inc.	180,098	35,545,942
		$ 91,275,233
Professional Services — 1.3%
Robert Half, Inc.	215,649	$ 18,959,860
		$ 18,959,860
Residential REITs — 3.9%
Invitation Homes, Inc.	742,531	$ 25,327,732
Mid-America Apartment Communities, Inc.	238,926	32,125,990
		$ 57,453,722
Semiconductors & Semiconductor Equipment — 6.6%
Micron Technology, Inc.	562,289	$ 47,985,744
ON Semiconductor Corp.(1)	345,651	28,872,228
Texas Instruments, Inc.	112,344	19,150,158
		$ 96,008,130
Specialty Retail — 1.8%
Lithia Motors, Inc.	78,675	$ 25,906,104
		$ 25,906,104
Total Common Stocks (identified cost $1,178,548,648)		$1,451,360,267

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	6,634,055	$ 6,634,055
Total Short-Term Investments (identified cost $6,634,055)		$ 6,634,055
Total Investments — 100.0% (identified cost $1,185,182,703)		$1,457,994,322
Other Assets, Less Liabilities — 0.0%(3)		$ 111,744
Net Assets — 100.0%		$1,458,106,066

9
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,178,548,648)	$ 1,451,360,267
Affiliated investments, at value (identified cost $6,634,055)	6,634,055
Foreign currency, at value (identified cost $119,007)	120,051
Dividends receivable	1,908,585
Dividends receivable from affiliated investments	53,619
Receivable for Fund shares sold	1,402,903
Tax reclaims receivable	109,566
Trustees' deferred compensation plan	236,548
Total assets	$1,461,825,594
Liabilities
Payable for Fund shares redeemed	$ 1,925,209
Payable to affiliates:
Investment adviser fee	756,740
Distribution and service fees	150,994
Trustees' fees	24,330
Trustees' deferred compensation plan	236,548
Accrued expenses	625,707
Total liabilities	$ 3,719,528
Net Assets	$1,458,106,066
Sources of Net Assets
Paid-in capital	$ 1,199,689,165
Distributable earnings	258,416,901
Net Assets	$1,458,106,066
Class A Shares
Net Assets	$ 597,094,419
Shares Outstanding	25,200,840
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.69
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 25.00
Class C Shares
Net Assets	$ 13,181,856
Shares Outstanding	552,892
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 23.84
Class I Shares
Net Assets	$ 704,292,157
Shares Outstanding	29,573,599
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.81
Class R Shares
Net Assets	$ 38,491,529
Shares Outstanding	1,629,654
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.62
11
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R6 Shares
Net Assets	$105,046,105
Shares Outstanding	4,407,531
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 23.83
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $231,239)	$ 31,760,164
Dividend income from affiliated investments	575,646
Securities lending income, net	40,264
Total investment income	$ 32,376,074
Expenses
Investment adviser fee	$ 9,395,826
Distribution and service fees:
Class A	1,501,623
Class C	141,619
Class R	199,502
Trustees’ fees and expenses	98,512
Custodian fee	332,914
Transfer and dividend disbursing agent fees	1,185,907
Legal and accounting services	97,130
Printing and postage	96,254
Registration fees	76,921
ReFlow liquidity program fees	293,859
Miscellaneous	95,856
Total expenses	$ 13,515,923
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 17,490
Total expense reductions	$ 17,490
Net expenses	$ 13,498,433
Net investment income	$ 18,877,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 41,857,453(1)
Foreign currency transactions	722
Net realized gain	$ 41,858,175
Change in unrealized appreciation (depreciation):
Investments	$ 50,025,256
Foreign currency	1,513
Net change in unrealized appreciation (depreciation)	$ 50,026,769
Net realized and unrealized gain	$ 91,884,944
Net increase in net assets from operations	$110,762,585
(1)	Includes $51,427,555 of net realized gains from redemptions in-kind.
13
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 18,877,641	$ 19,242,846
Net realized gain	41,858,175 (1)	102,114,669 (2)
Net change in unrealized appreciation (depreciation)	50,026,769	(167,956,596)
Net increase (decrease) in net assets from operations	$ 110,762,585	$ (46,599,081)
Distributions to shareholders:
Class A	$ (17,578,680)	$ (26,083,417)
Class C	(284,835)	(537,619)
Class I	(22,919,839)	(34,472,342)
Class R	(1,046,392)	(1,668,199)
Class R6	(3,272,059)	(4,866,566)
Total distributions to shareholders	$ (45,101,805)	$ (67,628,143)
Transactions in shares of beneficial interest:
Class A	$ (56,311,251)	$ (26,581,798)
Class C	(3,240,395)	(3,450,356)
Class I	(113,002,286)	1,098,266
Class R	(5,134,320)	(4,018,631)
Class R6	(15,619,431)	26,139,494
Net decrease in net assets from Fund share transactions	$ (193,307,683)	$ (6,813,025)
Net decrease in net assets	$ (127,646,903)	$ (121,040,249)
Net Assets
At beginning of year	$ 1,585,752,969	$ 1,706,793,218
At end of year	$1,458,106,066	$1,585,752,969
(1)	Includes $51,427,555 of net realized gains from redemptions in-kind.
(2)	Includes $31,567,272 of net realized gains from redemptions in-kind.
14
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.630	$ 24.260	$ 21.000	$ 20.980	$ 16.500
Income (Loss) From Operations
Net investment income(1)	$ 0.256	$ 0.248	$ 0.254	$ 0.274	$ 0.256
Net realized and unrealized gain (loss)	1.499	(0.917)	4.782	0.154 (2)	4.638
Total income (loss) from operations	$ 1.755	$ (0.669)	$ 5.036	$ 0.428	$ 4.894
Less Distributions
From net investment income	$ (0.231)	$ (0.248)	$ (0.244)	$ (0.259)	$ (0.248)
From net realized gain	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$ (0.695)	$ (0.961)	$ (1.776)	$ (0.408)	$ (0.414)
Net asset value — End of year	$ 23.690	$ 22.630	$ 24.260	$ 21.000	$ 20.980
Total Return(3)	7.92%	(2.78)%	24.29%	2.28%	29.79%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$597,094	$626,604	$699,076	$630,544	$711,972
Ratios (as a percentage of average daily net assets):
Expenses	1.03% (4)	1.01% (4)	1.01%	1.04%	1.04%
Net investment income	1.12%	1.06%	1.07%	1.48%	1.33%
Portfolio Turnover of the Fund	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

15
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.760	$ 24.390	$ 21.100	$ 21.050	$ 16.520
Income (Loss) From Operations
Net investment income(1)	$ 0.085	$ 0.073	$ 0.073	$ 0.139	$ 0.103
Net realized and unrealized gain (loss)	1.509	(0.929)	4.810	0.150 (2)	4.655
Total income (loss) from operations	$ 1.594	$ (0.856)	$ 4.883	$ 0.289	$ 4.758
Less Distributions
From net investment income	$ (0.050)	$ (0.061)	$ (0.061)	$ (0.090)	$ (0.062)
From net realized gain	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$ (0.514)	$ (0.774)	$ (1.593)	$ (0.239)	$ (0.228)
Net asset value — End of year	$23.840	$22.760	$24.390	$21.100	$21.050
Total Return(3)	7.11%	(3.53)%	23.39%	1.52%	28.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 13,182	$ 15,822	$ 20,594	$ 21,069	$ 56,344
Ratios (as a percentage of average daily net assets):
Expenses	1.78% (4)	1.77% (4)	1.76%	1.79%	1.80%
Net investment income	0.37%	0.31%	0.30%	0.75%	0.54%
Portfolio Turnover of the Fund	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

16
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.740	$ 24.380	$ 21.090	$ 21.070	$ 16.570
Income (Loss) From Operations
Net investment income(1)	$ 0.315	$ 0.308	$ 0.314	$ 0.322	$ 0.305
Net realized and unrealized gain (loss)	1.508	(0.927)	4.812	0.152 (2)	4.658
Total income (loss) from operations	$ 1.823	$ (0.619)	$ 5.126	$ 0.474	$ 4.963
Less Distributions
From net investment income	$ (0.289)	$ (0.308)	$ (0.304)	$ (0.305)	$ (0.297)
From net realized gain	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$ (0.753)	$ (1.021)	$ (1.836)	$ (0.454)	$ (0.463)
Net asset value — End of year	$ 23.810	$ 22.740	$ 24.380	$ 21.090	$ 21.070
Total Return(3)	8.20%	(2.56)%	24.64%	2.52%	30.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$704,292	$786,104	$841,350	$768,930	$819,292
Ratios (as a percentage of average daily net assets):
Expenses	0.78% (4)	0.76% (4)	0.76%	0.79%	0.79%
Net investment income	1.37%	1.32%	1.31%	1.72%	1.58%
Portfolio Turnover of the Fund	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

17
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.560	$ 24.190	$ 20.940	$ 20.920	$ 16.450
Income (Loss) From Operations
Net investment income(1)	$ 0.198	$ 0.188	$ 0.193	$ 0.228	$ 0.206
Net realized and unrealized gain (loss)	1.499	(0.918)	4.773	0.152 (2)	4.626
Total income (loss) from operations	$ 1.697	$ (0.730)	$ 4.966	$ 0.380	$ 4.832
Less Distributions
From net investment income	$ (0.173)	$ (0.187)	$ (0.184)	$ (0.211)	$ (0.196)
From net realized gain	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$ (0.637)	$ (0.900)	$ (1.716)	$ (0.360)	$ (0.362)
Net asset value — End of year	$23.620	$22.560	$24.190	$20.940	$20.920
Total Return(3)	7.66%	(3.04)%	24.01%	2.03%	29.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 38,492	$ 41,954	$ 49,462	$ 47,772	$ 59,473
Ratios (as a percentage of average daily net assets):
Expenses	1.28% (4)	1.26% (4)	1.26%	1.29%	1.30%
Net investment income	0.87%	0.81%	0.81%	1.23%	1.08%
Portfolio Turnover of the Fund	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

18
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.760	$ 24.400	$ 21.110	$ 21.080	$ 16.580
Income (Loss) From Operations
Net investment income(1)	$ 0.329	$ 0.323	$ 0.334	$ 0.337	$ 0.320
Net realized and unrealized gain (loss)	1.509	(0.929)	4.806	0.160 (2)	4.656
Total income (loss) from operations	$ 1.838	$ (0.606)	$ 5.140	$ 0.497	$ 4.976
Less Distributions
From net investment income	$ (0.304)	$ (0.321)	$ (0.318)	$ (0.318)	$ (0.310)
From net realized gain	(0.464)	(0.713)	(1.532)	(0.149)	(0.166)
Total distributions	$ (0.768)	$ (1.034)	$ (1.850)	$ (0.467)	$ (0.476)
Net asset value — End of year	$ 23.830	$ 22.760	$24.400	$21.110	$21.080
Total Return(3)	8.26%	(2.50)%	24.69%	2.64%	30.17%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$105,046	$115,269	$ 96,311	$ 68,343	$ 76,714
Ratios (as a percentage of average daily net assets):
Expenses	0.71% (4)	0.71% (4)	0.70%	0.72%	0.72%
Net investment income	1.44%	1.38%	1.39%	1.80%	1.66%
Portfolio Turnover of the Fund	68%	65%	56%	65%	62%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

19
See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge.
Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Fund’s financial statements for such outstanding reclaims.
20

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$17,015,957	$19,054,024
Long-term capital gains	$28,085,848	$48,574,119
During the year ended December 31, 2023, distributable earnings was decreased by $50,428,226 and paid-in capital was increased by $50,428,226 due to the Fund's use of equalization accounting and differences between book and tax accounting for redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder's portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
21

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$ (5,706,945)
Net unrealized appreciation	264,123,846
Distributable earnings	$258,416,901
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,706,945 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $5,706,945 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,193,871,412
Gross unrealized appreciation	$ 272,436,714
Gross unrealized depreciation	(8,313,804)
Net unrealized appreciation	$ 264,122,910
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion but less than $10 billion	0.575%
$10 billion but less than $15 billion	0.555%
$15 billion but less than $20 billion	0.540%
$20 billion but less than $25 billion	0.530%
$25 billion and over	0.520%
For the year ended December 31, 2023, the investment adviser fee amounted to $9,395,826 or 0.625% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $17,490 relating to the Fund’s investment in the Liquidity Fund. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $111,536 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,041 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended December 31, 2023 in the amount of $4,700. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
22

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $1,501,623 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $106,214 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2023, the Fund paid or accrued to EVD $99,751 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $35,405 and $99,751 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received less than $100 and $1,572 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $1,022,976,149 and $1,073,038,524, respectively, for the year ended December 31, 2023. In-kind sales for the year ended December 31, 2023 aggregated $164,536,527.
23

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,066,383	$ 24,329,547	2,081,095	$ 48,680,629
Issued to shareholders electing to receive payments of distributions in Fund shares	694,393	15,722,094	1,022,039	23,413,517
Redemptions	(4,248,782)	(96,362,892)	(4,225,924)	(98,675,944)
Net decrease	(2,488,006)	$ (56,311,251)	(1,122,790)	$ (26,581,798)
Class C
Sales	88,828	$ 2,048,686	183,732	$ 4,331,716
Issued to shareholders electing to receive payments of distributions in Fund shares	11,023	251,399	21,349	490,373
Redemptions	(242,186)	(5,540,480)	(354,377)	(8,272,445)
Net decrease	(142,335)	$ (3,240,395)	(149,296)	$ (3,450,356)
Class I
Sales	11,047,494	$ 252,816,591	12,041,961	$ 283,050,671
Issued to shareholders electing to receive payments of distributions in Fund shares	865,082	19,677,957	1,271,728	29,294,408
Redemptions	(16,902,275)	(385,496,834)	(13,258,567)	(311,246,813)
Net increase (decrease)	(4,989,699)	$(113,002,286)	55,122	$ 1,098,266
Class R
Sales	178,546	$ 4,053,377	294,995	$ 6,931,587
Issued to shareholders electing to receive payments of distributions in Fund shares	46,283	1,044,891	72,999	1,665,922
Redemptions	(454,814)	(10,232,588)	(553,279)	(12,616,140)
Net decrease	(229,985)	$ (5,134,320)	(185,285)	$ (4,018,631)
Class R6
Sales	1,821,435	$ 41,712,495	1,520,963	$ 35,818,944
Issued to shareholders electing to receive payments of distributions in Fund shares	128,718	2,931,489	209,551	4,829,281
Redemptions	(2,606,767)	(60,263,415)	(613,706)	(14,508,731)
Net increase (decrease)	(656,614)	$ (15,619,431)	1,116,808	$ 26,139,494
24

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At December 31, 2023, the Fund had no securities on loan.
10   Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,634,055, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$12,269,921	$350,822,406	$(356,458,272)	$ —	$ —	$6,634,055	$575,646	6,634,055
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
25

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 57,988,999	$ —	$ —	$ 57,988,999
Consumer Discretionary	66,847,159	—	—	66,847,159
Consumer Staples	136,285,197	—	—	136,285,197
Energy	88,460,621	—	—	88,460,621
Financials	256,013,932	—	—	256,013,932
Health Care	231,010,703	26,917,700	—	257,928,403
Industrials	186,646,625	—	—	186,646,625
Information Technology	140,264,834	—	—	140,264,834
Materials	91,781,771	—	—	91,781,771
Real Estate	81,478,951	—	—	81,478,951
Utilities	87,663,775	—	—	87,663,775
Total Common Stocks	$1,424,442,567	$ 26,917,700*	$ —	$1,451,360,267
Short-Term Investments	$ 6,634,055	$ —	$ —	$ 6,634,055
Total Investments	$1,431,076,622	$ 26,917,700	$ —	$1,457,994,322
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
26

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Large-Cap Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Value Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
27

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $27,902,707, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
28

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
29

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
30

Eaton Vance
Large-Cap Value Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
31

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173    12.31.23

Eaton Vance
Small-Cap Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2023
Eaton Vance
Small-Cap Fund

Eaton Vance
Small-Cap Fund
December 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Eaton Vance Small-Cap Fund (the Fund) returned 11.28% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 2000® Index, which returned 16.93%.
Stock selections -- particularly in the health care, financials, and consumer discretionary sectors -- detracted from performance relative to the Index during the period. An underweight exposure to information technology (IT) -- the best-performing sector within the Index -- also detracted from relative returns. An overweight exposure to the financials sector further weighed on Index-relative performance.
While stock selections overall detracted from returns relative to the Index, selections in the industrials and communication services sectors contributed most during the period. An overweight exposure to the consumer discretionary sector -- one of the top-performing sectors within the Index, as well as a lack of exposure to the energy sector and an underweight exposure to the communication services sector also benefitted Index-relative performance.
Agiliti, Inc. (Agiliti), a medical equipment company, detracted from Index-relative performance during the period. Agiliti’s share price dropped after the business reported lower-than-expected earnings during the second quarter, then lowered its projected earnings for the full calendar year.
Envista Holdings Corp. (Envista), a manufacturer of dental equipment and supplies, also detracted from Index-relative returns during the period. Envista’s stock price fell after the business reported a decline in first-quarter earnings and revenues from a year earlier. The lower-than-anticipated results followed a decline in demand in China and Russia.
The share price of Envestnet, Inc., a provider of financial technology, fell as the company reported declining year-over-year revenues during the second quarter of 2023.
In contrast, Core & Main, Inc. (Core & Main), a distributor of water, sewer, and fire protection products, was a leading contributor to returns relative to the Index during the period. Core & Main’s share price rose steadily during the period with particular strength during the fourth quarter following better-than-expected third-quarter earnings.
AZEK Co., Inc., (AZEK), a manufacturer of composite building products, was among the largest contributors to Fund returns relative to the Index during the period. AZEK’s share price rose on better-than-expected earnings as robust demand for construction materials continued during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Small-Cap Fund
December 31, 2023
Management’s Discussion of Fund Performance† — continued

The share price of Altair Engineering, Inc., an information technology company providing simulation software and services, rose on strong revenue and earnings reports during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
Small-Cap Fund
December 31, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	11.28%	10.36%	7.87%
Class A with 5.25% Maximum Sales Charge	—	—	5.42	9.17	7.29
Class C at NAV	05/03/2002	01/02/1997	10.46	9.53	7.22
Class C with 1% Maximum Deferred Sales Charge	—	—	9.46	9.53	7.22
Class I at NAV	09/02/2008	01/02/1997	11.54	10.63	8.13
Class R at NAV	08/03/2009	01/02/1997	11.03	10.09	7.61

Russell 2000® Index	—	—	16.93%	9.97%	7.15%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.39%	2.14%	1.14%	1.64%
Net	1.21	1.96	0.96	1.46
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$20,091	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,186,415	N.A.
Class R	$10,000	12/31/2013	$20,821	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Small-Cap Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Core & Main, Inc., Class A	3.2%
Chemed Corp.	3.1
Dorman Products, Inc.	2.9
CBIZ, Inc.	2.8
Valvoline, Inc.	2.7
Essential Properties Realty Trust, Inc.	2.7
AptarGroup, Inc.	2.6
Wyndham Hotels & Resorts, Inc.	2.4
IDACORP, Inc.	2.4
Commerce Bancshares, Inc.	2.3
Total	27.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Eaton Vance
Small-Cap Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund.

6

Eaton Vance
Small-Cap Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,023.10	$6.17**	1.21%
Class C	$1,000.00	$1,018.70	$9.97**	1.96%
Class I	$1,000.00	$1,024.10	$4.90**	0.96%
Class R	$1,000.00	$1,021.80	$7.44**	1.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.11	$6.16**	1.21%
Class C	$1,000.00	$1,015.33	$9.96**	1.96%
Class I	$1,000.00	$1,020.37	$4.89**	0.96%
Class R	$1,000.00	$1,017.85	$7.43**	1.46%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Eaton Vance
Small-Cap Fund
December 31, 2023
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.	13,712	$ 1,011,260
Woodward, Inc.	21,985	2,992,818
		$ 4,004,078
Automobile Components — 4.0%
Atmus Filtration Technologies, Inc.(1)	36,007	$ 845,805
Dorman Products, Inc.(1)	54,068	4,509,812
Visteon Corp.(1)	6,118	764,138
		$ 6,119,755
Automobiles — 0.6%
Harley-Davidson, Inc.	25,188	$ 927,926
		$ 927,926
Banks — 7.0%
Commerce Bancshares, Inc.	67,916	$ 3,627,394
Community Bank System, Inc.	63,528	3,310,444
SouthState Corp.	34,439	2,908,374
Stock Yards Bancorp, Inc.	19,568	1,007,556
		$ 10,853,768
Building Products — 6.1%
AAON, Inc.	29,608	$ 2,187,143
AZEK Co., Inc. (The), Class A(1)	76,556	2,928,267
CSW Industrials, Inc.	11,513	2,387,911
Hayward Holdings, Inc.(1)	68,206	927,602
Janus International Group, Inc.(1)	73,056	953,381
		$ 9,384,304
Capital Markets — 3.2%
Cohen & Steers, Inc.	35,479	$ 2,686,824
Stifel Financial Corp.	33,045	2,285,062
		$ 4,971,886
Chemicals — 2.1%
Quaker Chemical Corp.	15,427	$ 3,292,430
		$ 3,292,430
Consumer Staples Distribution & Retail — 3.4%
Casey's General Stores, Inc.	5,364	$ 1,473,705
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc. (The)(1)	29,248	$ 860,769
Performance Food Group Co.(1)	41,142	2,844,969
		$ 5,179,443
Containers & Packaging — 2.6%
AptarGroup, Inc.	32,616	$ 4,031,990
		$ 4,031,990
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(1)	8,949	$ 843,354
		$ 843,354
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	162,672	$ 4,157,896
		$ 4,157,896
Electric Utilities — 2.4%
IDACORP, Inc.	37,046	$ 3,642,363
		$ 3,642,363
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	17,294	$ 1,755,168
		$ 1,755,168
Food Products — 2.1%
J&J Snack Foods Corp.	9,195	$ 1,536,852
Lancaster Colony Corp.	3,978	661,900
Simply Good Foods Co. (The)(1)	28,254	1,118,858
		$ 3,317,610
Gas Utilities — 1.2%
ONE Gas, Inc.	28,577	$ 1,820,926
		$ 1,820,926
Ground Transportation — 0.9%
Landstar System, Inc.	7,283	$ 1,410,353
		$ 1,410,353
Health Care Equipment & Supplies — 4.3%
Envista Holdings Corp.(1)	81,333	$ 1,956,872
Integer Holdings Corp.(1)	19,631	1,945,039
Neogen Corp.(1)	139,551	2,806,371
		$ 6,708,282

8
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Portfolio of Investments — continued

Security	Shares	Value
Health Care Providers & Services — 8.8%
Addus HomeCare Corp.(1)	10,449	$ 970,190
Agiliti, Inc.(1)	31,416	248,815
Chemed Corp.	8,106	4,739,983
Option Care Health, Inc.(1)	73,375	2,472,004
R1 RCM, Inc.(1)	148,347	1,568,028
U.S. Physical Therapy, Inc.	38,490	3,584,958
		$ 13,583,978
Hotels, Restaurants & Leisure — 4.6%
Aramark	42,124	$ 1,183,684
Papa John's International, Inc.	12,062	919,486
Texas Roadhouse, Inc.	11,269	1,377,410
Wyndham Hotels & Resorts, Inc.	45,521	3,660,344
		$ 7,140,924
Industrial REITs — 4.2%
EastGroup Properties, Inc.	16,990	$ 3,118,344
Rexford Industrial Realty, Inc.	15,720	881,892
Terreno Realty Corp.	39,064	2,448,141
		$ 6,448,377
Insurance — 6.9%
AMERISAFE, Inc.	23,474	$ 1,098,114
First American Financial Corp.	12,014	774,182
RLI Corp.	19,734	2,626,990
Selective Insurance Group, Inc.	26,846	2,670,640
White Mountains Insurance Group, Ltd.	2,281	3,432,928
		$ 10,602,854
Leisure Products — 0.5%
Brunswick Corp.	8,767	$ 848,207
		$ 848,207
Machinery — 3.8%
Albany International Corp., Class A	27,564	$ 2,707,336
Middleby Corp.(1)	21,878	3,219,785
		$ 5,927,121
Professional Services — 4.0%
CBIZ, Inc.(1)	69,379	$ 4,342,431
NV5 Global, Inc.(1)	15,815	1,757,363
		$ 6,099,794
Security	Shares	Value
Retail REITs — 1.8%
NETSTREIT Corp.	153,498	$ 2,739,939
		$ 2,739,939
Semiconductors & Semiconductor Equipment — 0.9%
Diodes, Inc.(1)	16,382	$ 1,319,079
		$ 1,319,079
Software — 7.2%
Altair Engineering, Inc., Class A(1)	16,849	$ 1,417,843
Clearwater Analytics Holdings, Inc., Class A(1)	87,258	1,747,778
Envestnet, Inc.(1)	53,172	2,633,078
PowerSchool Holdings, Inc., Class A(1)	58,017	1,366,881
Progress Software Corp.	37,398	2,030,711
SPS Commerce, Inc.(1)	9,741	1,888,195
		$ 11,084,486
Specialized REITs — 1.6%
CubeSmart	53,174	$ 2,464,615
		$ 2,464,615
Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	5,629	$ 1,094,728
RH (1)	2,405	701,009
Valvoline, Inc.(1)	111,225	4,179,836
		$ 5,975,573
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden, Ltd.	33,165	$ 1,392,930
		$ 1,392,930
Trading Companies & Distributors — 3.7%
Core & Main, Inc., Class A(1)	120,769	$ 4,880,275
Herc Holdings, Inc.	5,424	807,580
		$ 5,687,855
Total Common Stocks (identified cost $126,155,382)		$153,737,264

9
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Portfolio of Investments — continued

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	823,913	$ 823,913
Total Short-Term Investments (identified cost $823,913)		$ 823,913
Total Investments — 100.1% (identified cost $126,979,295)		$154,561,177
Other Assets, Less Liabilities — (0.1)%		$ (126,114)
Net Assets — 100.0%		$154,435,063
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
Abbreviations:
REITs	– Real Estate Investment Trusts
10
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $126,155,382)	$ 153,737,264
Affiliated investments, at value (identified cost $823,913)	823,913
Dividends receivable	153,880
Dividends receivable from affiliated investments	11,367
Receivable for Fund shares sold	2,503,738
Receivable from affiliates	34,041
Trustees' deferred compensation plan	12,929
Total assets	$157,277,132
Liabilities
Payable for Fund shares redeemed	$ 2,597,565
Payable to affiliates:
Investment adviser fee	95,104
Administration fee	19,099
Distribution and service fees	8,667
Trustees' fees	2,405
Trustees' deferred compensation plan	12,929
Accrued expenses	106,300
Total liabilities	$ 2,842,069
Net Assets	$154,435,063
Sources of Net Assets
Paid-in capital	$ 127,676,589
Distributable earnings	26,758,474
Net Assets	$154,435,063
Class A Shares
Net Assets	$ 24,053,338
Shares Outstanding	1,704,505
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.11
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 14.89
Class C Shares
Net Assets	$ 4,469,450
Shares Outstanding	424,341
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.53
Class I Shares
Net Assets	$ 124,994,973
Shares Outstanding	7,685,238
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.26
11
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R Shares
Net Assets	$917,302
Shares Outstanding	69,225
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.25
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income	$ 1,735,785
Dividend income from affiliated investments	127,854
Total investment income	$ 1,863,639
Expenses
Investment adviser fee	$ 1,032,142
Administration fee	206,428
Distribution and service fees:
Class A	54,864
Class C	37,421
Class R	2,630
Trustees’ fees and expenses	9,209
Custodian fee	39,032
Transfer and dividend disbursing agent fees	137,500
Legal and accounting services	36,974
Printing and postage	19,702
Registration fees	59,684
Miscellaneous	17,793
Total expenses	$ 1,653,379
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 240,421
Total expense reductions	$ 240,421
Net expenses	$ 1,412,958
Net investment income	$ 450,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 2,351,334
Net realized gain	$ 2,351,334
Change in unrealized appreciation (depreciation):
Investments	$ 12,763,011
Net change in unrealized appreciation (depreciation)	$12,763,011
Net realized and unrealized gain	$15,114,345
Net increase in net assets from operations	$15,565,026
13
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 450,681	$ 241,681
Net realized gain	2,351,334	800,073
Net change in unrealized appreciation (depreciation)	12,763,011	(24,484,989)
Net increase (decrease) in net assets from operations	$ 15,565,026	$ (23,443,235)
Distributions to shareholders:
Class A	$ (154,952)	$ (672,544)
Class C	(33,613)	(101,154)
Class I	(990,384)	(3,060,852)
Class R	(3,353)	(12,713)
Total distributions to shareholders	$ (1,182,302)	$ (3,847,263)
Transactions in shares of beneficial interest:
Class A	$ 299,740	$ (2,246,859)
Class C	834,998	681,812
Class I	11,471,668	12,153,067
Class R	454,713	50,437
Net increase in net assets from Fund share transactions	$ 13,061,119	$ 10,638,457
Net increase (decrease) in net assets	$ 27,443,843	$ (16,652,041)
Net Assets
At beginning of year	$ 126,991,220	$ 143,643,261
At end of year	$154,435,063	$126,991,220
14
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.770	$ 15.590	$ 14.690	$ 13.190	$ 11.100
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.018	$ (0.002)	$ (0.041)	$ 0.001	$ (0.008)
Net realized and unrealized gain (loss)	1.418	(2.407)	3.103	1.654	3.046
Total income (loss) from operations	$ 1.436	$ (2.409)	$ 3.062	$ 1.655	$ 3.038
Less Distributions
From net investment income	$ (0.015)	$ —	$ —	$ —	$ —
From net realized gain	(0.081)	(0.411)	(2.162)	(0.155)	(0.948)
Total distributions	$ (0.096)	$ (0.411)	$ (2.162)	$ (0.155)	$ (0.948)
Net asset value — End of year	$14.110	$12.770	$15.590	$14.690	$13.190
Total Return(2)(3)	11.28%	(15.53)%	21.18%	12.73%	27.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 24,053	$ 21,475	$ 28,882	$ 26,683	$ 24,530
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.21% (4)	1.21% (4)	1.21%	1.21%	1.21%
Net investment income (loss)	0.14%	(0.02)%	(0.25)%	0.01%	(0.06)%
Portfolio Turnover	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

15
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.610	$11.880	$ 11.630	$ 10.550	$ 9.100
Income (Loss) From Operations
Net investment loss(1)	$ (0.059)	$ (0.076)	$ (0.131)	$ (0.074)	$ (0.092)
Net realized and unrealized gain (loss)	1.060	(1.834)	2.440	1.309	2.490
Total income (loss) from operations	$ 1.001	$ (1.910)	$ 2.309	$ 1.235	$ 2.398
Less Distributions
From net realized gain	$ (0.081)	$ (0.360)	$ (2.059)	$ (0.155)	$ (0.948)
Total distributions	$ (0.081)	$ (0.360)	$ (2.059)	$ (0.155)	$ (0.948)
Net asset value — End of year	$10.530	$ 9.610	$11.880	$11.630	$10.550
Total Return(2)(3)	10.46%	(16.17)%	20.25%	11.93%	26.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,469	$ 3,299	$ 3,254	$ 3,517	$ 4,564
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.96% (4)	1.96% (4)	1.96%	1.96%	1.96%
Net investment loss	(0.59)%	(0.74)%	(1.01)%	(0.76)%	(0.87)%
Portfolio Turnover	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

16
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.700	$ 17.870	$ 16.570	$ 14.830	$ 12.360
Income (Loss) From Operations
Net investment income(1)	$ 0.062	$ 0.040	$ 0.003	$ 0.037	$ 0.029
Net realized and unrealized gain (loss)	1.627	(2.762)	3.502	1.873	3.389
Total income (loss) from operations	$ 1.689	$ (2.722)	$ 3.505	$ 1.910	$ 3.418
Less Distributions
From net investment income	$ (0.048)	$ (0.021)	$ (0.017)	$ (0.015)	$ —
From net realized gain	(0.081)	(0.427)	(2.188)	(0.155)	(0.948)
Total distributions	$ (0.129)	$ (0.448)	$ (2.205)	$ (0.170)	$ (0.948)
Net asset value — End of year	$ 16.260	$ 14.700	$ 17.870	$16.570	$14.830
Total Return(2)(3)	11.54%	(15.31)%	21.46%	13.05%	27.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$124,995	$101,802	$111,052	$ 82,716	$ 57,202
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.96% (4)	0.96% (4)	0.96%	0.96%	0.96%
Net investment income	0.40%	0.25%	0.01%	0.27%	0.20%
Portfolio Turnover	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

17
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Financial Highlights — continued

	Class R
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.010	$ 14.690	$ 13.930	$ 12.540	$ 10.620
Income (Loss) From Operations
Net investment loss(1)	$ (0.012)	$ (0.032)	$ (0.082)	$ (0.029)	$ (0.042)
Net realized and unrealized gain (loss)	1.333	(2.267)	2.936	1.574	2.910
Total income (loss) from operations	$ 1.321	$ (2.299)	$ 2.854	$ 1.545	$ 2.868
Less Distributions
From net realized gain	$ (0.081)	$ (0.381)	$ (2.094)	$ (0.155)	$ (0.948)
Total distributions	$ (0.081)	$ (0.381)	$ (2.094)	$ (0.155)	$ (0.948)
Net asset value — End of year	$13.250	$12.010	$14.690	$13.930	$12.540
Total Return(2)(3)	11.03%	(15.73)%	20.82%	12.51%	27.18%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 917	$ 414	$ 455	$ 569	$ 595
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.46% (4)	1.46% (4)	1.46%	1.46%	1.46%
Net investment loss	(0.10)%	(0.25)%	(0.53)%	(0.25)%	(0.34)%
Portfolio Turnover	42%	53%	55%	71%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator reimbursed certain operating expenses (equal to 0.17%, 0.18%, 0.17%, 0.25% and 0.29% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).

18
See Notes to Financial Statements.

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,
19

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$383,393	$ 687,779
Long-term capital gains	$798,909	$3,159,484
During the year ended December 31, 2023, distributable earnings was decreased by $90,848 and paid-in capital was increased by $90,848 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 1,096,732
Net unrealized appreciation	25,661,742
Distributable earnings	$26,758,474
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$128,899,435
Gross unrealized appreciation	$ 28,886,027
Gross unrealized depreciation	(3,224,285)
Net unrealized appreciation	$ 25,661,742
20

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.7500%
$500 million but less than $1 billion	0.6875%
$1 billion but less than $1.5 billion	0.6250%
$1.5 billion but less than $2 billion	0.5625%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%
For the year ended December 31, 2023, the Fund’s investment adviser fee amounted to $1,032,142 or 0.75% of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $4,026 relating to the Fund’s investment in the Liquidity Fund.
The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2023, the administration fee amounted to $206,428.
EVM has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 1.46% of the Fund's average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2024. Pursuant to this agreement, EVM was allocated $236,395 of the Fund's operating expenses for the year ended December 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, EVM earned $20,782 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,767 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2023 amounted to $54,864 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2023, the Fund paid or accrued to EVD $28,066 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2023, the Fund paid or accrued to EVD $1,315 for Class R shares.
21

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2023 amounted to $9,355 and $1,315 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $69,953,991 and $57,397,972, respectively, for the year ended December 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	271,873	$ 3,715,678	113,341	$ 1,502,130
Issued to shareholders electing to receive payments of distributions in Fund shares	11,173	149,716	49,442	651,155
Redemptions	(260,690)	(3,565,654)	(333,761)	(4,400,144)
Net increase (decrease)	22,356	$ 299,740	(170,978)	$ (2,246,859)
Class C
Sales	119,883	$ 1,231,338	88,477	$ 875,130
Issued to shareholders electing to receive payments of distributions in Fund shares	3,358	33,613	10,199	101,177
Redemptions	(42,249)	(429,953)	(29,297)	(294,495)
Net increase	80,992	$ 834,998	69,379	$ 681,812
Class I
Sales	2,304,439	$ 35,547,563	3,112,164	$ 49,698,926
Issued to shareholders electing to receive payments of distributions in Fund shares	62,815	970,486	197,740	2,997,730
Redemptions	(1,609,362)	(25,046,381)	(2,597,758)	(40,543,589)
Net increase	757,892	$ 11,471,668	712,146	$ 12,153,067
22

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Sales	49,905	$ 649,748	10,750	$ 136,904
Issued to shareholders electing to receive payments of distributions in Fund shares	266	3,353	1,026	12,713
Redemptions	(15,431)	(198,388)	(8,257)	(99,180)
Net increase	34,740	$ 454,713	3,519	$ 50,437
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
9  Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $823,913, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,628,256	$44,056,214	$(45,860,557)	$ —	$ —	$823,913	$127,854	823,913
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
23

Eaton Vance
Small-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 153,737,264*	$ —	$ —	$ 153,737,264
Short-Term Investments	823,913	—	—	823,913
Total Investments	$ 154,561,177	$ —	$ —	$154,561,177
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
24

Eaton Vance
Small-Cap Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Small-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
25

Eaton Vance
Small-Cap Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $1,222,153, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2023 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $2,006,927 or, if subsequently determined to be different, the net capital gain of such year.
26

Eaton Vance
Small-Cap Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
27

Eaton Vance
Small-Cap Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
28

Eaton Vance
Small-Cap Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164    12.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Greater India Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund and Eaton Vance Small-Cap Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 8 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended December 31, 2022 and December 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Balanced Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$27,650	$28,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$29,825	$28,100

Eaton Vance Core Bond Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$17,750	$18,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$19,925	$18,200

Eaton Vance Dividend Builder Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$41,750	$44,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$3,675	$0
All Other Fees(3)	$0	$0

Total	$45,425	$44,200

Eaton Vance Greater India Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$18,950	$19,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$21,125	$19,400

Eaton Vance Growth Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$30,450	$30,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$32,625	$30,900

Eaton Vance Large-Cap Value Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$43,150	$43,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$3,175	$0
All Other Fees(3)	$0	$0

Total	$46,325	$43,600

Eaton Vance Small-Cap Fund

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$31,450	$31,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$33,625	$31,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/22	12/31/22	10/31/23	12/31/23
Audit Fees	$27,450	$241,600	$26,900	$216,300
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$350	$19,900	$0	$0
All Other Fees(3)	$0	$0	$0	$0

Total	$27,800	$261,500	$26,900	$216,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/22	12/31/22	10/31/23	12/31/23
Registrant(1)	$350	$19,900	$0	$0
Eaton Vance(2)	$52,836	$52,836	$0	$0

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024